UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance AMT-Free Municipal Income Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
AMT-Free Municipal Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	27
Officers and Trustees	30
Important Notices	31

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2011
Portfolio Manager Cynthia J. Clemson
Performance1

	Class A	Class B	Class C	Class I
Symbol	ETMBX	EBMBX	ECMBX	EVMBX
Inception Date	1/6/98	1/14/98	5/2/06	3/16/78

% Average Annual Total Returns at net asset value (NAV)

Six Months	5.11	4.62	4.62	5.15
One Year	1.47	0.69	0.69	1.70
Five Years	2.14	1.35	1.38	2.37
Ten Years	4.06	3.29	N.A.	4.31
Since Inception	4.00	3.16	1.28	6.41

% SEC Average Annual Total Returns with maximum sales charge

Six Months	0.18	-0.38	3.62	5.15
One Year	-3.35	-4.13	-0.27	1.70
Five Years	1.15	1.02	1.38	2.37
Ten Years	3.56	3.29	N.A.	4.31
Since Inception	3.62	3.16	1.28	6.41

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	4.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

Gross	0.96	1.71	1.70	0.70

Net of Interest Expense	0.83	1.58	1.57	0.57

% Distribution Rates/Yields[3]	Class A	Class B	Class C	Class I

Distribution Rate	5.20	4.46	4.46	5.45
Taxable-Equivalent Distribution Rate	8.00	6.86	6.86	8.38
SEC 30-day Yield	4.58	4.05	4.05	5.06
Taxable-Equivalent SEC 30-day Yield	7.05	6.23	6.23	7.78

% Leverage (all classes)[4]

Residual Interest Bond (RIB)				12.9

% Comparative Performance[5]	Six Months	One Year	Five Years	Ten Years

Barclays Capital Municipal Bond Index	4.42	3.48	4.93	4.99
Barclays Capital Long (22+) Municipal Bond Index	5.88	2.46	3.76	5.14
Lipper General Municipal Debt Funds Average*	4.15	2.71	3.37	3.93

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2011
Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, the Fund’s credit quality (% of total investments) is as follows:

AAA	22.6	BB	2.3
AA	33.2	CCC	0.2
A	22.2	Not Rated	6.1
BBB	13.4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
AMT-Free Municipal Income Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with RIB transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and, as a result, NAV and performance have not been affected by this expense.

3.	Fund distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the NAV at the end of the period. Taxable equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. SEC 30-Day Yield is calculated by dividing the net investment income per share for the 30-day period by the maximum offering price at the end of the period and annualizing the result. Distributions may be comprised of tax-exempt income, ordinary income, net realized capital gains and return of capital.

4.	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding as of 6/30/11 as a percentage of Fund net assets plus Floating Rate Notes.

5.	Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

6.	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is shown.

Fund profile subject to change due to active management.

4

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,051.10	$5.03	0.99%
Class B	$1,000.00	$1,046.20	$8.83	1.74%
Class C	$1,000.00	$1,046.20	$8.83	1.74%
Class I	$1,000.00	$1,051.50	$3.76	0.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96	0.99%
Class B	$1,000.00	$1,016.20	$8.70	1.74%
Class C	$1,000.00	$1,016.20	$8.70	1.74%
Class I	$1,000.00	$1,021.10	$3.71	0.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

5

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 111.0%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 0.7%

Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,295,302
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,732,068

		$3,027,370

Education — 10.1%

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$9,990	$10,271,019
Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	7,780	7,643,928
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	11,000	12,011,230
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,380,849
New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	4,035	3,656,517
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,583,489
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	205	210,363
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,322,810
University of Virginia, 5.00%, 6/1/40	4,475	4,653,821

		$45,734,026

Electric Utilities — 4.1%

Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,520	$3,765,520
Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,000	2,037,200
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,252,140
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	5,657,323

		$18,712,183

Escrowed / Prerefunded — 3.6%

Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$8,724,200
New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 12/15/18, 6.00%, 12/15/38	2,580	3,318,964
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,239,180

		$16,282,344

General Obligations — 15.2%

Aldine, TX, Independent School District, (PSF Guaranteed), 4.00%, 2/15/36	$1,010	$995,163
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	786,733
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	1,872,368
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	11,100	3,340,101
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	9,325	2,502,830
Clark County, NV, 5.00%, 6/1/38(1)	10,000	10,025,700
Dallas, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	2,700	2,796,282
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	1,425	808,887
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	1,977,539
Newton, MA, 5.00%, 4/1/39	1,610	1,684,076
Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/39(3)	2,500	2,592,625
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	888,357
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	857,824
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	811,877
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(1)	12,690	12,799,642
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	7,929,306
South Carolina, 3.25%, 8/1/30	3,385	3,025,242
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	6,820	6,768,168
Washington, 5.25%, 2/1/36(1)	6,000	6,402,420

		$68,865,140

Health Care – Miscellaneous — 1.3%

New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$3,970	$4,202,007
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	200	202,746
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	100	101,373
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	100	101,373

See Notes to Financial Statements.
6

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Health Care – Miscellaneous (continued)

Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$146	$145,273
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	514	512,062
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	612	609,597

		$5,874,431

Hospital — 13.6%

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$3,060	$2,904,980
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,291,593
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,312,910
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,347,222
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	3,280	3,005,431
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	110	100,811
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,080	890,179
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	975	894,036
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	6,407,942
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,242,665
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	7,815,339
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,532,032
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	472,901
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	10,410	1,508,513
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,150	4,195,692
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	800,417
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	690	613,824
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,350	3,869,717
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	1,882,456
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	2,727,763
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,174,699
Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,575	1,505,606
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,043,220

		$61,539,948

Housing — 1.5%

Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$1,815	$1,794,128
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,090	1,106,971
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	2,500	2,686,500
North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	885	885,301
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	285	153,900

		$6,626,800

Industrial Development Revenue — 1.5%

Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$3,500	$3,167,850
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	695	694,882
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,686,260

		$6,548,992

Insured – Education — 0.4%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$1,980,947

		$1,980,947

See Notes to Financial Statements.
7

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Electric Utilities — 1.6%

Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$5,929,479
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,073,114

		$7,002,593

Insured – General Obligations — 2.4%

Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	$4,285	$3,948,756
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32	5,455	5,282,349
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,865	1,611,752

		$10,842,857

Insured – Hospital — 1.6%

Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,650	$5,567,380
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	1,835	1,645,059

		$7,212,439

Insured – Lease Revenue / Certificates of Participation — 1.5%

Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$2,047,959
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	5,560	4,704,205

		$6,752,164

Insured – Other Revenue — 1.2%

Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$3,735	$3,298,715
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	10,600	2,019,618

		$5,318,333

Insured – Special Tax Revenue — 7.6%

Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,960	$10,278,706
Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	3,480	2,560,793
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	6,632,580
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	2,808,418
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	3,385	2,406,058
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,180	2,949,450
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	6,900	1,350,123
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,325	1,590,295
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,755	1,146,375
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	8,590	852,472
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,015	1,981,337

		$34,556,607

Insured – Transportation — 5.7%

Alabama Port Authority, (NPFG), 4.50%, 10/1/36	$2,350	$2,025,089
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	20,000	5,295,800
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	4,798,813
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	793,310
Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,950	2,789,314
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,171,882
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	8,910	5,271,245
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,004,575
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	2,690	2,666,086

		$25,816,114

Insured – Water and Sewer — 2.6%

Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,434,064
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	6,600	6,728,106
Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	810	736,833

		$11,899,003

See Notes to Financial Statements.
8

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Nursing Home — 0.8%

Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$955	$955,478
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	910	910,491
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,000	1,919,620

		$3,785,589

Other Revenue — 5.8%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,204,128
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,343,522
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	733,961
Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	2,365	1,717,179
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,210	985,424
Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	955	614,543
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,455	3,989,514
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	903,590
New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	1,680	1,586,726
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	7,980,292
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	175	171,626
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	740	671,343
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	150	131,543
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	285	234,470
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,424,085
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,390	1,666,356

		$26,358,302

Senior Living / Life Care — 2.9%

Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$2,729,430
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,702,626
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,990	2,653,027
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,217,848
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,720,570
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,675	1,602,004
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	1,480	738,816
St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. – Highland), 8.75%, 11/1/24(7)	980	832,177

		$13,196,498

Special Tax Revenue — 8.0%

Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,334,398
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	757,035
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	850,938
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	993,840
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,248,747
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	10,036,980
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	6,235	6,821,713
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	7,915	7,918,324
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% until 11/1/13), 5/1/36	1,335	618,652
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,205	886,735
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	850	810,943

		$36,278,305

Transportation — 12.0%

Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$413,892
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,596,387

See Notes to Financial Statements.
9

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Transportation (continued)

Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	$5,000	$5,748,200
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,180,488
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,073,200
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,059,888
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	645	652,547
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	8,154,535
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,116,100
Port Authority of New York and New Jersey, 5.25%, 7/15/36	3,595	3,795,062
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,791,795
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,178,200
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	10,488,100

		$54,248,394

Water and Sewer — 5.3%

Massachusetts Water Resources Authority, 4.00%, 8/1/46	$3,075	$2,696,160
New York, NY, Enviornmental Facilities Corp., 5.00%, 10/15/35	100	104,589
New York, NY, Enviornmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	10,354,311
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	6,855	7,535,770
Portland, OR, (Water System), 5.00%, 5/1/35	3,265	3,434,519

		$24,125,349

Total Tax-Exempt Investments — 111.0%
(identified cost $506,336,196)		$502,584,728

Other Assets, Less Liabilities — (11.0)%		$(49,766,403)

Net Assets — 100.0%		$452,818,325

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance, Inc.

At June 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.4%
California	16.7%
Texas	12.3%
Others, representing less than 10% individually	61.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2011, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 6.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or residual interest bond transactions. The aggregate value of such collateral is $2,221,714.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $3,836,878 or 0.8% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	Security is in default and making only partial interest payments.

(7)	Security is in default with respect to scheduled principal payments.

See Notes to Financial Statements.
10

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $506,336,196)	$502,584,728
Cash	10,276,029
Interest receivable	6,649,571
Receivable for investments sold	2,797,254
Receivable for Fund shares sold	192,307
Receivable for variation margin on open financial futures contracts	397,078

Total assets	$522,896,967

Liabilities

Payable for floating rate notes issued	$67,190,000
Payable for open swap contracts	148,193
Payable for Fund shares redeemed	1,669,479
Distributions payable	562,912
Payable to affiliates:
Investment adviser fee	179,219
Distribution and service fees	106,502
Trustees’ fees	4,540
Interest expense and fees payable	129,268
Accrued expenses	88,529

Total liabilities	$70,078,642

Net Assets	$452,818,325

Sources of Net Assets

Paid-in capital	$588,058,911
Accumulated net realized loss	(133,531,591)
Accumulated undistributed net investment income	1,988,504
Net unrealized depreciation	(3,697,499)

Net Assets	$452,818,325

Class A Shares

Net Assets	$300,063,460
Shares Outstanding	35,233,044
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.52
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$8.94

Class B Shares

Net Assets	$10,521,682
Shares Outstanding	1,243,351
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.46

Class C Shares

Net Assets	$43,027,798
Shares Outstanding	5,080,358
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.47

Class I Shares

Net Assets	$99,205,385
Shares Outstanding	10,664,300
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.30

On sales of $25,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
11

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest	$15,427,561

Total investment income	$15,427,561

Expenses

Investment adviser fee	$1,146,960
Distribution and service fees
Class A	396,320
Class B	56,684
Class C	218,771
Trustees’ fees and expenses	7,213
Custodian fee	72,362
Transfer and dividend disbursing agent fees	75,368
Legal and accounting services	45,160
Printing and postage	20,001
Registration fees	33,393
Interest expense and fees	318,659
Miscellaneous	32,013

Total expenses	$2,422,904

Deduct —
Reduction of custodian fee	$2,926

Total expense reductions	$2,926

Net expenses	$2,419,978

Net investment income	$13,007,583

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(17,636,853)
Financial futures contracts	(3,636,646)
Swap contracts	(154,846)

Net realized loss	$(21,428,345)

Change in unrealized appreciation (depreciation) —
Investments	$30,400,593
Financial futures contracts	(712,442)
Swap contracts	(267,193)

Net change in unrealized appreciation (depreciation)	$29,420,958

Net realized and unrealized gain	$7,992,613

Net increase in net assets from operations	$21,000,196

See Notes to Financial Statements.
12

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$13,007,583	$34,587,151
Net realized loss from investment transactions, financial futures contracts and swap contracts	(21,428,345)	(4,537,602)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	29,420,958	(31,057,212)

Net increase (decrease) in net assets from operations	$21,000,196	$(1,007,663)

Distributions to shareholders —
From net investment income
Class A	$(8,422,816)	$(20,920,638)
Class B	(258,057)	(699,775)
Class C	(997,465)	(2,294,569)
Class I	(2,806,671)	(10,156,859)

Total distributions to shareholders	$(12,485,009)	$(34,071,841)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$33,877,563	$52,480,445
Class B	98,293	723,725
Class C	1,975,828	12,209,266
Class I	15,988,499	61,031,196
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	6,036,193	15,047,359
Class B	151,707	415,686
Class C	625,280	1,364,425
Class I	1,649,736	3,517,187
Cost of shares redeemed
Class A	(93,754,306)	(168,326,763)
Class B	(1,404,807)	(4,239,608)
Class C	(10,731,775)	(16,931,280)
Class I	(49,772,796)	(118,832,090)
Net asset value of shares exchanged
Class A	1,599,852	2,359,646
Class B	(1,599,852)	(2,359,646)

Net decrease in net assets from Fund share transactions	$(95,260,585)	$(161,540,452)

Net decrease in net assets	$(86,745,398)	$(196,619,956)

Net Assets

At beginning of period	$539,563,723	$736,183,679

At end of period	$452,818,325	$539,563,723

Accumulated undistributed net investment income included in net assets

At end of period	$1,988,504	$1,465,930

See Notes to Financial Statements.
13

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Statement of Cash Flows (Unaudited)

Six Months Ended
June 30, 2011
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$21,000,196
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(52,446,473)
Investments sold	201,534,208
Net amortization/accretion of premium (discount)	(2,468,483)
Decrease in interest receivable	1,610,128
Increase in receivable for investments sold	(2,310,287)
Increase in receivable for variation margin on open financial futures contracts	(397,078)
Decrease in receivable for open swap contracts	119,000
Decrease in payable for variation margin on open financial futures contracts	(232,875)
Increase in payable for open swap contracts	148,193
Decrease in payable to affiliate for investment adviser fee	(58,907)
Decrease in payable to affiliate for distribution and service fees	(24,849)
Decrease in payable to affiliate for Trustees’ fees	(1,867)
Decrease in interest expense and fees payable	(77,692)
Decrease in accrued expenses	(141,006)
Net change in unrealized (appreciation) depreciation from investments	(30,400,593)
Net realized loss from investments	17,636,853

Net cash provided by operating activities	$153,488,468

Cash Flows From Financing Activities

Proceeds from Fund shares sold	$52,769,027
Fund shares redeemed	(159,424,215)
Distributions paid, net of reinvestments	(4,409,688)
Proceeds from secured borrowings	17,100,000
Repayment of secured borrowings	(42,530,000)
Decrease in demand note payable	(7,000,000)

Net cash used in financing activities	$(143,494,876)

Net increase in cash	$9,993,592

Cash at beginning of period	$282,437

Cash at end of period	$10,276,029

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$8,462,916
Cash paid for interest and fees	396,351

See Notes to Financial Statements.
14

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.320		$8.800	$7.030	$9.590	$10.160		$9.800

Income (Loss) From Operations

Net investment income(1)	$0.226		$0.436	$0.429	$0.421	$0.409		$0.427
Net realized and unrealized gain (loss)	0.191		(0.487)	1.763	(2.569)	(0.573)		0.355

Total income (loss) from operations	$0.417		$(0.051)	$2.192	$(2.148)	$(0.164)		$0.782

Less Distributions

From net investment income	$(0.217)		$(0.429)	$(0.422)	$(0.412)	$(0.406)		$(0.422)

Total distributions	$(0.217)		$(0.429)	$(0.422)	$(0.412)	$(0.406)		$(0.422)

Net asset value — End of period	$8.520		$8.320	$8.800	$7.030	$9.590		$10.160

Total Return(2)	5.11	%(3)	(0.79)%	31.71%	(23.07)%	(1.66)%		8.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$300,063		$345,914	$464,221	$454,906	$623,368		$407,852
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.86	%(4)	0.83%	0.84%	0.81%	0.78	%(5)	0.85%
Interest and fee expense(6)	0.13	%(4)	0.13%	0.11%	0.32%	0.31%		0.39%
Total expenses before custodian fee reduction	0.99	%(4)	0.96%	0.95%	1.13%	1.09	%(5)	1.24%
Expenses after custodian fee reduction excluding interest and fees	0.86	%(4)	0.83%	0.84%	0.80%	0.75	%(5)	0.83%
Net investment income	5.54	%(4)	4.90%	5.20%	4.80%	4.15%		4.29%
Portfolio Turnover	9	%(3)	15%	46%	73%	64%		54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
15

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$8.270		$8.740	$6.980	$9.530	$10.100		$9.740

Income (Loss) From Operations

Net investment income(1)	$0.194		$0.368	$0.365	$0.353	$0.335		$0.355
Net realized and unrealized gain (loss)	0.181		(0.477)	1.755	(2.562)	(0.577)		0.350

Total income (loss) from operations	$0.375		$(0.109)	$2.120	$(2.209)	$(0.242)		$0.705

Less Distributions

From net investment income	$(0.185)		$(0.361)	$(0.360)	$(0.341)	$(0.328)		$(0.345)

Total distributions	$(0.185)		$(0.361)	$(0.360)	$(0.341)	$(0.328)		$(0.345)

Net asset value — End of period	$8.460		$8.270	$8.740	$6.980	$9.530		$10.100

Total Return(2)	4.62	%(3)	(1.43)%	30.80%	(23.75)%	(2.44)%		7.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,522		$13,078	$19,252	$21,293	$37,610		$46,013
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(4)	1.58%	1.59%	1.56%	1.53	%(5)	1.60%
Interest and fee expense(6)	0.13	%(4)	0.13%	0.11%	0.32%	0.31%		0.39%
Total expenses before custodian fee reduction	1.74	%(4)	1.71%	1.70%	1.88%	1.84	%(5)	1.99%
Expenses after custodian fee reduction excluding interest and fees	1.61	%(4)	1.58%	1.59%	1.55%	1.50	%(5)	1.58%
Net investment income	4.78	%(4)	4.16%	4.47%	4.02%	3.41%		3.60%
Portfolio Turnover	9	%(3)	15%	46%	73%	64%		54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
16

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,					Period Ended
	June 30, 2011							December 31,
	(Unaudited)		2010	2009	2008	2007		2006(1)

Net asset value — Beginning of period	$8.280		$8.750	$6.990	$9.540	$10.100		$9.720

Income (Loss) From Operations

Net investment income(2)	$0.195		$0.367	$0.365	$0.352	$0.333		$0.218
Net realized and unrealized gain (loss)	0.180		(0.475)	1.755	(2.561)	(0.565)		0.391

Total income (loss) from operations	$0.375		$(0.108)	$2.120	$(2.209)	$(0.232)		$0.609

Less Distributions

From net investment income	$(0.185)		$(0.362)	$(0.360)	$(0.341)	$(0.328)		$(0.229)

Total distributions	$(0.185)		$(0.362)	$(0.360)	$(0.341)	$(0.328)		$(0.229)

Net asset value — End of period	$8.470		$8.280	$8.750	$6.990	$9.540		$10.100

Total Return(3)	4.62	%(4)	(1.42)%	30.76%	(23.73)%	(2.34)%		6.33	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,028		$50,369	$56,641	$47,494	$49,953		$7,709
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.61	%(5)	1.57%	1.59%	1.56%	1.52	%(6)	1.59	%(5)
Interest and fee expense(7)	0.13	%(5)	0.13%	0.11%	0.32%	0.31%		0.39	%(5)
Total expenses before custodian fee reduction	1.74	%(5)	1.70%	1.70%	1.88%	1.83	%(6)	1.98	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.61	%(5)	1.57%	1.59%	1.55%	1.49	%(6)	1.57	%(5)
Net investment income	4.79	%(5)	4.14%	4.44%	4.06%	3.41%		3.25	%(5)
Portfolio Turnover	9	%(4)	15%	46%	73%	64%		54	%(8)

(1)	For the period from the start of business, May 2, 2006, to December 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).
(8)	For the year ended December 31, 2006.

See Notes to Financial Statements.
17

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$9.090		$9.610	$7.670	$10.480	$11.100		$10.710

Income (Loss) From Operations

Net investment income(1)	$0.258		$0.500	$0.491	$0.484	$0.474		$0.496
Net realized and unrealized gain (loss)	0.200		(0.528)	1.932	(2.817)	(0.623)		0.383

Total income (loss) from operations	$0.458		$(0.028)	$2.423	$(2.333)	$(0.149)		$0.879

Less Distributions

From net investment income	$(0.248)		$(0.492)	$(0.483)	$(0.477)	$(0.471)		$(0.489)

Total distributions	$(0.248)		$(0.492)	$(0.483)	$(0.477)	$(0.471)		$(0.489)

Net asset value — End of period	$9.300		$9.090	$9.610	$7.670	$10.480		$11.100

Total Return(2)	5.15	%(3)	(0.50)%	31.98%	(22.88)%	(1.38)%		8.40%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$99,205		$130,202	$196,069	$123,810	$215,985		$116,465
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61	%(4)	0.57%	0.59%	0.56%	0.53	%(5)	0.60%
Interest and fee expense(6)	0.13	%(4)	0.13%	0.11%	0.32%	0.31%		0.39%
Total expenses before custodian fee reduction	0.74	%(4)	0.70%	0.70%	0.88%	0.84	%(5)	0.99%
Expenses after custodian fee reduction excluding interest and fees	0.61	%(4)	0.57%	0.59%	0.55%	0.50	%(5)	0.58%
Net investment income	5.79	%(4)	5.14%	5.43%	5.02%	4.41%		4.56%
Portfolio Turnover	9	%(3)	15%	46%	73%	64%		54%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

See Notes to Financial Statements.
18

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide current income exempt from regular federal income tax. The Fund primarily invests in investment grade municipal obligations (those rated BBB, Baa or higher), but may also invest in lower rated obligations. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $108,585,553 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2012 ($4,273,717), December 31, 2013 ($1,429,405), December 31, 2015 ($12,777,842), December 31, 2016 ($23,678,685), December 31, 2017 ($55,876,213) and December 31, 2018 ($10,549,691). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

Additionally, at December 31, 2010, the Fund had a net capital loss of $1,036,244, attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2011.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

19

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At June 30, 2011, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $67,190,000 and $102,592,337, respectively. The range of interest rates on Floating Rate Notes outstanding at June 30, 2011 was 0.08% to 0.15%. For the six months ended June 30, 2011, the Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $74,489,503 and 0.86%, respectively.

The Fund may enter into shortfall and forbearance agreements with the broker by which the Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of June 30, 2011.

The Fund may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Management believes that the Fund’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Fund’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Fund’s restrictions apply. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by

20

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

M Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

N Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual Asset	Daily Income
Daily Net Assets	Rate	Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

For the six months ended June 30, 2011, the investment adviser fee amounted to $1,146,960, or 0.49% (annualized) of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $4,078 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter received $7,747 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

21

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $396,320 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $42,513 and $164,078 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $587,000 and $3,631,000, respectively. Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $14,171 and $54,693 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $7,000, $9,000 and $4,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $52,446,473 and $201,534,208, respectively, for the six months ended June 30, 2011.

22

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	4,169,837	5,975,975
Issued to shareholders electing to receive payments of distributions in Fund shares	729,946	1,693,755
Redemptions	(11,412,559)	(19,140,061)
Exchange from Class B shares	194,302	266,385

Net decrease	(6,318,474)	(11,203,946)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	11,989	81,435
Issued to shareholders electing to receive payments of distributions in Fund shares	18,466	47,092
Redemptions	(172,725)	(481,142)
Exchange to Class A shares	(195,396)	(268,011)

Net decrease	(337,666)	(620,626)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	240,840	1,386,969
Issued to shareholders electing to receive payments of distributions in Fund shares	76,044	154,501
Redemptions	(1,320,326)	(1,928,886)

Net decrease	(1,003,442)	(387,416)

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	1,759,534	6,261,763
Issued to shareholders electing to receive payments of distributions in Fund shares	182,597	362,666
Redemptions	(5,595,967)	(12,704,378)

Net decrease	(3,653,836)	(6,079,949)

23

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$439,483,103

Gross unrealized appreciation	$19,378,479
Gross unrealized depreciation	(23,466,854)

Net unrealized depreciation	$(4,088,375)

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

10 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2011 is as follows:

Futures Contracts
					Net Unrealized
					Appreciation
Expiration Date	Contracts	Position	Aggregate Cost	Value	(Depreciation)

9/11	325 U.S. 10-Year Treasury Note	Short	$(39,547,843)	$(39,756,641)	$(208,798)
9/11	432 U.S. 30-Year Treasury Bond	Short	(53,560,460)	(53,149,500)	410,960

					$202,162

Interest Rate Swaps
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$13,275,000	4.165%	3-month USD-LIBOR-BBA	August 12, 2011/ August 12, 2041	$(148,193)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

24

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The Fund enters into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At June 30, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below. The value of securities pledged as collateral, if any, for open interest rate swap contracts at June 30, 2011 is disclosed in a note to the Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which the Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2011, the maximum amount of loss the Fund would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures Contracts(1)	$410,960	$(208,798)
Interest Rate Swaps(2)	—	(148,193)

Total	$410,960	$(356,991)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended June 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Futures Contracts	(3,636,646)	(712,442)
Interest Rate Swaps	(154,846)	(267,193)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts, respectively.

The average notional amounts of future contracts and interest rate swaps outstanding during the six months ended June 30, 2011, which are indicative of the volume of these derivative types, were approximately $64,271,000 and $13,275,000, respectively.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

25

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$502,584,728	$—	$502,584,728

Total Investments	$—	$502,584,728	$—	$502,584,728

Futures Contracts	$410,960	$—	$—	$410,960

Total	$410,960	$502,584,728	$—	$502,995,688

Liability Description

Futures Contracts	$(208,798)	$—	$—	$(208,798)
Interest Rate Swaps	—	(148,193)	—	(148,193)

Total	$(208,798)	$(148,193)	$—	$(356,991)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

26

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

27

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board considered the impact of extraordinary market conditions in recent years on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate reasonably stable levels of tax exempt current income over time through

28

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk and credit risk, consistent with the Fund’s objective of providing current income. The Board concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

29

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance AMT-Free Municipal Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance AMT-Free Municipal Income Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

30

Eaton Vance
AMT-Free Municipal Income Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

279-8/11	MBSRC

Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2 Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current prospectus or summary prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus or summary prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Tax-Managed Growth Fund 1.1 & 1.2

Performance

Tax-Managed Growth Fund 1.1	2

Tax-Managed Growth Fund 1.2	3

Fund Profile	4
Endnotes and Additional Disclosures	5
Fund Expenses	6
Financial Statements	8
Board of Trustees’ Contract Approval	41
Officers and Trustees	47
Important Notices	49

Eaton Vance
Tax-Managed Growth Fund 1.1 & 1.2
June 30, 2011
Portfolio Managers Michael A. Allison, CFA; Yana S. Barton, CFA; Lewis R. Piantedosi; Duncan W. Richardson, CFA
Performance1

Tax-Managed Growth Fund 1.1	Class A	Class B	Class C	Class I	Class S
Symbol	ETTGX	EMTGX	ECTGX	EITMX	ESTGX
Inception Date	3/28/96	3/28/96	8/2/96	7/2/99	5/14/99

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.75	4.36	4.35	4.87	4.85
One Year	28.38	27.43	27.42	28.76	28.64
Five Years	2.16	1.41	1.41	2.45	2.31
Ten Years	2.19	1.43	1.43	2.51	2.34

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.27	-0.64	3.35	4.87	4.85
One Year	20.98	22.43	26.42	28.76	28.64
Five Years	0.96	1.03	1.41	2.45	2.31
Ten Years	1.59	1.43	1.43	2.51	2.34

% SEC After-Tax Returns with maximum sales charge[2]

Return After Taxes on Distributions

One Year	20.80	22.42	26.35	28.51	28.44
Five Years	0.76	1.01	1.31	2.20	2.05
Ten Years	1.46	1.42	1.38	2.33	2.18

Return After Taxes on Distributions and Sale of Fund Shares

One Year	13.86	14.59	17.27	19.01	18.87
Five Years	0.80	0.88	1.19	2.07	1.90
Ten Years	1.35	1.23	1.22	2.15	1.97

% Maximum Sales Charge		Class A	Class B	Class C	Class I

		5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I

		0.87	1.62	1.62	0.62

% Comparative Performance[4]		Six Months	One Year	Five Years	Ten Years

S&P 500 Index		6.02	30.69	2.94	2.72
Lipper Large-Cap Core Funds Average*		5.16	28.54	2.43	2.67
* Source: Lipper.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.1 & 1.2
June 30, 2011
Performance1

Tax-Managed Growth Fund 1.2	Class A	Class B	Class C	Class I
Symbol	EXTGX	EYTGX	EZTGX	EITGX
Inception Date	2/28/01	2/28/01	2/28/01	2/28/01

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.66	4.18	4.30	4.75
One Year	28.15	27.11	27.13	28.37
Five Years	2.00	1.24	1.24	2.27
Ten Years	2.04	1.27	1.28	2.31

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.32	-0.82	3.30	4.75
One Year	20.77	22.11	26.13	28.37
Five Years	0.79	0.85	1.24	2.27
Ten Years	1.44	1.27	1.28	2.31

% SEC After-Tax Returns with maximum sales charge[2]

% Return After Taxes on Distributions

One Year	20.61	22.11	26.11	28.16
Five Years	0.62	0.81	1.18	2.05
Ten Years	1.33	1.25	1.26	2.17

% Return After Taxes on Distributions and Sale of Fund Shares

One Year	13.69	14.37	17.01	18.70
Five Years	0.66	0.72	1.05	1.92
Ten Years	1.22	1.09	1.10	1.97

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[3]	Class A	Class B	Class C	Class I

	1.06	1.81	1.80	0.80

% Comparative Performance[4]	Six Months	One Year	Five Years	Ten Years

S&P 500 Index	6.02	30.69	2.94	2.72
Lipper Large-Cap Core Funds Average*	5.16	28.54	2.43	2.67
* Source: Lipper.
See Endnotes and Additional Disclosures on page 5.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Tax-Managed Growth Fund 1.1 & 1.2
June 30, 2011
Fund Profile5

Sector Allocation (% of net assets)6

Top 10 Holdings (% of net assets)6

NIKE, Inc., Class B	3.1
PepsiCo, Inc.	3.0
International Business Machines Corp.	3.0
Apache Corp.	2.9
United Technologies Corp.	2.9
Intel Corp.	2.6
Oracle Corp.	2.5
Deere & Co.	2.4
Walt Disney Co. (The)	2.1
Exxon Mobil Corp.	2.1

Total % of net assets	26.6

See Endnotes and Additional Disclosures on page 5.

Eaton Vance
Tax-Managed Growth Fund 1.1 & 1.2
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

3.	Source: Fund prospectus.

4.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

5.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

6.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Fund Expenses

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,047.50	$4.32	0.85%
Class B	$1,000.00	$1,043.60	$8.16	1.61%
Class C	$1,000.00	$1,043.50	$8.11	1.60%
Class I	$1,000.00	$1,048.70	$3.05	0.60%
Class S	$1,000.00	$1,048.50	$3.56	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.26	0.85%
Class B	$1,000.00	$1,016.80	$8.05	1.61%
Class C	$1,000.00	$1,016.90	$8.00	1.60%
Class I	$1,000.00	$1,021.80	$3.01	0.60%
Class S	$1,000.00	$1,021.30	$3.51	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,046.60	$5.23	1.03%
Class B	$1,000.00	$1,041.80	$9.01	1.78%
Class C	$1,000.00	$1,043.00	$9.02	1.78%
Class I	$1,000.00	$1,047.50	$3.96	0.78%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.16	1.03%
Class B	$1,000.00	$1,016.00	$8.90	1.78%
Class C	$1,000.00	$1,016.00	$8.90	1.78%
Class I	$1,000.00	$1,020.90	$3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

	Tax-Managed	Tax-Managed
Assets	Growth Fund 1.1	Growth Fund 1.2

Investment in Tax-Managed Growth Portfolio, at value (identified cost, $707,483,882 and $305,598,336, respectively)	$1,283,473,693	$512,004,344
Receivable for Fund shares sold	721,580	445,660

Total assets	$1,284,195,273	$512,450,004

Liabilities

Payable for Fund shares redeemed	$1,913,875	$1,037,083
Payable to affiliates:
Administration fee	—	61,779
Distribution and service fees	424,800	205,893
Trustees’ fees	125	125
Accrued expenses	260,002	115,802

Total liabilities	$2,598,802	$1,420,682

Net Assets	$1,281,596,471	$511,029,322

Sources of Net Assets

Paid-in capital	$1,453,290,548	$553,449,703
Accumulated net realized loss from Portfolio	(753,838,260)	(250,543,046)
Accumulated undistributed net investment income	6,154,372	1,716,657
Net unrealized appreciation from Portfolio	575,989,811	206,406,008

Total	$1,281,596,471	$511,029,322

Class A Shares

Net Assets	$970,735,515	$315,991,050
Shares Outstanding	38,905,632	28,169,289
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$24.95	$11.22
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$26.47	$11.90

Class B Shares

Net Assets	$25,731,312	$29,558,832
Shares Outstanding	1,063,134	2,693,346
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$24.20	$10.97

Class C Shares

Net Assets	$258,299,785	$146,277,480
Shares Outstanding	11,445,171	13,396,856
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.57	$10.92

Class I Shares

Net Assets	$13,902,112	$19,201,960
Shares Outstanding	592,339	1,706,665
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$23.47	$11.25

Class S Shares

Net Assets	$12,927,747	$—
Shares Outstanding	511,475	—
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.28	$—

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Statement of Operations (Unaudited)

	Six Months Ended June 30, 2011

	Tax-Managed	Tax-Managed
Investment Income	Growth Fund 1.1	Growth Fund 1.2

Dividends allocated from Portfolio (net of foreign taxes, $365,441 and $147,264, respectively)	$12,681,275	$5,111,210
Interest allocated from Portfolio	9,620	3,883
Expenses allocated from Portfolio	(3,122,345)	(1,259,543)

Total investment income from Portfolio	$9,568,550	$3,855,550

Expenses

Administration fee	$—	$395,939
Distribution and service fees
Class A	1,240,368	409,820
Class B	145,588	175,676
Class C	1,315,499	759,371
Class S	6,441	—
Trustees’ fees and expenses	250	250
Custodian fee	22,808	21,100
Transfer and dividend disbursing agent fees	532,925	232,155
Audit and tax services	10,844	11,002
Printing and postage	64,796	28,454
Registration fees	27,495	30,517
Miscellaneous	170,826	87,153

Total expenses	$3,537,840	$2,151,437

Deduct —
Reduction of custodian fee	$998	$—

Total expense reductions	$998	$—

Net expenses	$3,536,842	$2,151,437

Net investment income	$6,031,708	$1,704,113

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions(1)	$39,961,519	$6,501,812
Foreign currency transactions	8,061	3,256

Net realized gain	$39,969,580	$6,505,068

Change in unrealized appreciation (depreciation) —
Investments	$14,820,237	$15,813,448
Foreign currency	20,332	8,167

Net change in unrealized appreciation (depreciation)	$14,840,569	$15,821,615

Net realized and unrealized gain	$54,810,149	$22,326,683

Net increase in net assets from operations	$60,841,857	$24,030,796

(1)	Includes $40,966,464 and $6,895,795, respectively, of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2011

	Tax-Managed	Tax-Managed
Increase (Decrease) in Net Assets	Growth Fund 1.1	Growth Fund 1.2

From operations —
Net investment income	$6,031,708	$1,704,113
Net realized gain from investment transactions and foreign currency	39,969,580	6,505,068
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,840,569	15,821,615

Net increase in net assets from operations	$60,841,857	$24,030,796

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,606,492	$4,699,326
Class B	425,075	317,068
Class C	766,506	2,535,786
Class I	93,271,214	54,247,058
Cost of shares redeemed
Class A	(83,742,423)	(44,410,290)
Class B	(2,376,703)	(3,843,771)
Class C	(18,543,430)	(17,306,300)
Class I	(92,496,963)	(47,205,166)
Class S	(227,558)	—
Net asset value of shares exchanged
Class A	5,721,817	7,998,380
Class B	(5,721,817)	(7,998,380)

Net decrease in net assets from Fund share transactions	$(101,317,790)	$(50,966,289)

Net decrease in net assets	$(40,475,933)	$(26,935,493)

Net Assets

At beginning of period	$1,322,072,404	$537,964,815

At end of period	$1,281,596,471	$511,029,322

Accumulated undistributed net investment income included in net assets

At end of period	$6,154,372	$1,716,657

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2010

	Tax-Managed	Tax-Managed
Increase (Decrease) in Net Assets	Growth Fund 1.1	Growth Fund 1.2

From operations —
Net investment income	$11,320,077	$3,130,504
Net realized gain from investment transactions and foreign currency	194,728,212	14,322,796
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(58,008,365)	41,630,098

Net increase in net assets from operations	$148,039,924	$59,083,398

Distributions to shareholders —
From net investment income
Class A	$(9,964,882)	$(2,832,886)
Class B	(14,674)	—
Class C	(1,004,794)	(185,905)
Class I	(85,807)	(99,592)
Class S	(132,970)	—

Total distributions to shareholders	$(11,203,127)	$(3,118,383)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,775,540	$12,915,118
Class B	968,446	1,363,288
Class C	1,837,552	4,592,939
Class I	185,709,003	112,136,769
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	7,995,867	2,279,682
Class B	12,158	—
Class C	756,538	138,665
Class I	36,216	45,445
Class S	30,497	—
Cost of shares redeemed
Class A	(169,957,005)	(92,264,571)
Class B	(7,613,481)	(13,141,803)
Class C	(46,819,239)	(35,268,580)
Class I	(186,770,485)	(111,169,349)
Class S	(5,281,199)	—
Net asset value of shares exchanged
Class A	17,627,048	37,617,055
Class B	(17,627,048)	(37,617,055)

Net decrease in net assets from Fund share transactions	$(214,319,592)	$(118,372,397)

Net decrease in net assets	$(77,482,795)	$(62,407,382)

Net Assets

At beginning of year	$1,399,555,199	$600,372,197

At end of year	$1,322,072,404	$537,964,815

Accumulated undistributed net investment income included in net assets

At end of year	$122,664	$12,544

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$23.820		$21.400	$17.660	$26.930	$26.130	$23.310

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.226	$0.260	$0.333	$0.315	$0.258
Net realized and unrealized gain (loss)	0.997		2.433	3.768	(9.236)	0.819	2.839

Total income (loss) from operations	$1.130		$2.659	$4.028	$(8.903)	$1.134	$3.097

Less Distributions

From net investment income	$—		$(0.239)	$(0.285)	$(0.367)	$(0.332)	$(0.277)
Tax return of capital	—		—	(0.003)	—	(0.002)	(0.000	)(2)

Total distributions	$—		$(0.239)	$(0.288)	$(0.367)	$(0.334)	$(0.277)

Net asset value — End of period	$24.950		$23.820	$21.400	$17.660	$26.930	$26.130

Total Return(3)	4.75	%(4)	12.43%	22.79%	(33.04)%	4.32%	13.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$970,736		$1,000,249	$1,036,371	$979,380	$1,624,818	$1,491,828
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.85	%(7)	0.87%	0.91%	0.86%	0.82%	0.80%
Net investment income	1.09	%(7)	1.04%	1.42%	1.45%	1.16%	1.05%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%	3%	6%	7%
Portfolio Turnover of the Fund(8)	—		8%	—	—	—	—

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$23.190		$20.790	$17.100		$25.780	$24.920		$22.170

Income (Loss) From Operations

Net investment income(1)	$0.039		$0.059	$0.127		$0.145	$0.103		$0.065
Net realized and unrealized gain (loss)	0.971		2.352	3.617		(8.789)	0.781		2.690

Total income (loss) from operations	$1.010		$2.411	$3.744		$(8.644)	$0.884		$2.755

Less Distributions

From net investment income	$—		$(0.011)	$(0.054)		$(0.036)	$(0.024)		$(0.005)
Tax return of capital	—		—	(0.000	)(2)	—	(0.000	)(2)	(0.000	)(2)

Total distributions	$—		$(0.011)	$(0.054)		$(0.036)	$(0.024)		$(0.005)

Net asset value — End of period	$24.200		$23.190	$20.790		$17.100	$25.780		$24.920

Total Return(3)	4.36	%(4)	11.60%	21.89%		(33.53)%	3.55%		12.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,731		$32,084	$52,538		$115,096	$405,461		$805,778
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.61	%(7)	1.62%	1.67%		1.61%	1.57%		1.55%
Net investment income	0.32	%(7)	0.28%	0.73%		0.64%	0.40%		0.28%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%		3%	6%		7%
Portfolio Turnover of the Fund(8)	—		8%	—		—	—		—

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$21.630		$19.450	$16.080	$24.480	$23.780	$21.240

Income (Loss) From Operations

Net investment income(1)	$0.037		$0.057	$0.112	$0.144	$0.100	$0.065
Net realized and unrealized gain (loss)	0.903		2.205	3.412	(8.362)	0.738	2.571

Total income (loss) from operations	$0.940		$2.262	$3.524	$(8.218)	$0.838	$2.636

Less Distributions

From net investment income	$—		$(0.082)	$(0.153)	$(0.182)	$(0.137)	$(0.096)
Tax return of capital	—		—	(0.001)	—	(0.001)	(0.000	)(2)

Total distributions	$—		$(0.082)	$(0.154)	$(0.182)	$(0.138)	$(0.096)

Net asset value — End of period	$22.570		$21.630	$19.450	$16.080	$24.480	$23.780

Total Return(3)	4.35	%(4)	11.63%	21.90%	(33.56)%	3.52%	12.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$258,300		$264,689	$281,787	$286,459	$538,593	$597,399
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.60	%(7)	1.62%	1.66%	1.61%	1.57%	1.55%
Net investment income	0.34	%(7)	0.29%	0.67%	0.69%	0.41%	0.29%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%	3%	6%	7%
Portfolio Turnover of the Fund(8)	—		8%	—	—	—	—

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$22.380		$20.160	$16.640	$25.400	$24.630	$21.990

Income (Loss) From Operations

Net investment income(1)	$0.153		$0.239	$0.263	$0.250	$0.286	$0.240
Net realized and unrealized gain (loss)	0.937		2.279	3.594	(8.580)	0.885	2.732

Total income (loss) from operations	$1.090		$2.518	$3.857	$(8.330)	$1.171	$2.972

Less Distributions

From net investment income	$—		$(0.298)	$(0.334)	$(0.430)	$(0.399)	$(0.332)
Tax return of capital	—		—	(0.003)	—	(0.002)	(0.000	)(2)

Total distributions	$—		$(0.298)	$(0.337)	$(0.430)	$(0.401)	$(0.332)

Net asset value — End of period	$23.470		$22.380	$20.160	$16.640	$25.400	$24.630

Total Return(3)	4.87	%(4)	12.49%	23.16%	(32.77)%	4.73%	13.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,902		$12,495	$12,424	$4,002	$19,344	$18,150
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.60	%(7)	0.62%	0.67%	0.61%	0.58%	0.55%
Net investment income	1.33	%(7)	1.17%	1.52%	1.19%	1.12%	1.00%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%	3%	6%	7%
Portfolio Turnover of the Fund(8)	—		8%	—	—	—	—

(1)	Computed using average shares outstanding.
(2)	Rounds to less than $0.001.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Financial Highlights — continued

	Class S

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$24.110		$21.650	$17.840	$27.170	$26.330	$23.470

Income (Loss) From Operations

Net investment income(1)	$0.154		$0.254	$0.299	$0.372	$0.354	$0.288
Net realized and unrealized gain (loss)	1.016		2.462	3.806	(9.323)	0.830	2.852

Total income (loss) from operations	$1.170		$2.716	$4.105	$(8.951)	$1.184	$3.140

Less Distributions

From net investment income	$—		$(0.256)	$(0.292)	$(0.379)	$0.342	$(0.280)
Tax return of capital	—		—	(0.003)	—	(0.002)	(0.000	)(2)

Total distributions	$—		$(0.256)	$(0.295)	$(0.379)	$(0.344)	$(0.280)

Net asset value — End of period	$25.280		$24.110	$21.650	$17.840	$27.170	$26.330

Total Return(3)	4.85	%(4)	12.54%	22.99%	(32.93)%	4.48%	13.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$12,928		$12,555	$16,435	$18,033	$30,910	$33,127
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.70	%(7)	0.76%	0.72%	0.71%	0.68%	0.68%
Net investment income	1.24	%(7)	1.15%	1.62%	1.60%	1.29%	1.17%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%	3%	6%	7%
Portfolio Turnover of the Fund(8)	—		8%	—	—	—	—

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.720		$9.640	$7.960	$12.130	$11.770	$10.500

Income (Loss) From Operations

Net investment income(1)	$0.050		$0.084	$0.102	$0.133	$0.124	$0.099
Net realized and unrealized gain (loss)	0.450		1.088	1.697	(4.150)	0.365	1.274

Total income (loss) from operations	$0.500		$1.172	$1.799	$(4.017)	$0.489	$1.373

Less Distributions

From net investment income	$—		$(0.092)	$(0.117)	$(0.153)	$(0.128)	$(0.103)
Tax return of capital	—		—	(0.002)	—	(0.001)	—

Total distributions	$—		$(0.092)	$(0.119)	$(0.153)	$(0.129)	$(0.103)

Net asset value — End of period	$11.220		$10.720	$9.640	$7.960	$12.130	$11.770

Total Return(2)	4.66	%(3)	12.15%	22.59%	(33.10)%	4.13%	13.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$315,991		$332,251	$337,780	$321,130	$645,235	$661,149
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.03	%(6)	1.06%	1.09%	1.02%	0.96%	0.95%
Net investment income	0.91	%(6)	0.86%	1.23%	1.28%	1.01%	0.90%
Portfolio Turnover of the Portfolio	2	%(3)	2%	3%	3%	6%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$10.530		$9.450	$7.780		$11.820	$11.460		$10.230

Income (Loss) From Operations

Net investment income(1)	$0.008		$0.009	$0.042		$0.053	$0.031		$0.015
Net realized and unrealized gain (loss)	0.432		1.071	1.648		(4.030)	0.359		1.230

Total income (loss) from operations	$0.440		$1.080	$1.690		$(3.977)	$0.390		$1.245

Less Distributions

From net investment income	$—		$—	$(0.020)		$(0.063)	$(0.030)		$(0.015)
Tax return of capital	—		—	(0.000	)(2)	—	(0.000	)(2)	—

Total distributions	$—		$—	$(0.020)		$(0.063)	$(0.030)		$(0.015)

Net asset value — End of period	$10.970		$10.530	$9.450		$7.780	$11.820		$11.460

Total Return(3)	4.18	%(4)	11.43%	21.71%		(33.64)%	3.39%		12.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,559		$39,520	$84,049		$139,837	$279,132		$327,224
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.78	%(7)	1.81%	1.85%		1.77%	1.71%		1.70%
Net investment income	0.14	%(7)	0.10%	0.53%		0.53%	0.26%		0.14%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%		3%	6%		7%

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period	$10.470		$9.420	$7.780	$11.820	$11.470		$10.230

Income (Loss) From Operations

Net investment income(1)	$0.008		$0.010	$0.039	$0.054	$0.031		$0.016
Net realized and unrealized gain (loss)	0.442		1.053	1.653	(4.032)	0.356		1.244

Total income (loss) from operations	$0.450		$1.063	$1.692	$(3.978)	$0.387		$1.260

Less Distributions

From net investment income	$—		$(0.013)	$(0.051)	$(0.062)	$(0.037)		$(0.020)
Tax return of capital	—		—	(0.001)	—	(0.000	)(2)	—

Total distributions	$—		$(0.013)	$(0.052)	$(0.062)	$(0.037)		$(0.020)

Net asset value — End of period	$10.920		$10.470	$9.420	$7.780	$11.820		$11.470

Total Return(3)	4.30	%(4)	11.28%	21.74%	(33.65)%	3.37%		12.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$146,277		$154,493	$168,916	$173,161	$338,284		$351,954
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.78	%(7)	1.80%	1.84%	1.77%	1.71%		1.70%
Net investment income	0.15	%(7)	0.11%	0.49%	0.53%	0.26%		0.15%
Portfolio Turnover of the Portfolio	2	%(4)	2%	3%	3%	6%		7%

(1)	Computed using average shares outstanding.
(2)	Less than $0.001 per share.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$10.740		$9.660	$7.970	$12.160	$11.790	$10.510

Income (Loss) From Operations

Net investment income(1)	$0.065		$0.103	$0.115	$0.127	$0.145	$0.126
Net realized and unrealized gain (loss)	0.445		1.095	1.716	(4.132)	0.385	1.285

Total income (loss) from operations	$0.510		$1.198	$1.831	$(4.005)	$0.530	$1.411

Less Distributions

From net investment income	$—		$(0.118)	$(0.139)	$(0.185)	$(0.158)	$(0.131)
Tax return of capital	—		—	(0.002)	—	(0.002)	—

Total distributions	$—		$(0.118)	$(0.141)	$(0.185)	$(0.160)	$(0.131)

Net asset value — End of period	$11.250		$10.740	$9.660	$7.970	$12.160	$11.790

Total Return(2)	4.75	%(3)	12.40%	22.96%	(32.92)%	4.48%	13.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,202		$11,701	$9,627	$3,160	$14,398	$11,762
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.78	%(6)	0.80%	0.85%	0.77%	0.71%	0.70%
Net investment income	1.18	%(6)	1.04%	1.38%	1.25%	1.18%	1.13%
Portfolio Turnover of the Portfolio	2	%(3)	2%	3%	3%	6%	7%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a “Fund”, and collectively the “Funds”) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Tax-Managed Growth Fund 1.1 Class S shares were issued in a one-time offering and are exempt from registration under the Securities Act of 1933. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Tax-Managed Growth Fund 1.1 is closed to new accounts. Each class represents pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of a Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invest all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Funds’ proportionate interest in the net assets of the Portfolio (14.3% and 5.7% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2011). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, Tax-Managed Growth Fund 1.2, for federal income tax purposes, had capital loss carryforwards which will reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.

The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Tax-Managed Growth Fund 1.2	$20,145,448	December 31, 2011
Tax-Managed Growth Fund 1.2	$1,943,650	December 31, 2013
Tax-Managed Growth Fund 1.2	$5,627,596	December 31, 2016
Tax-Managed Growth Fund 1.2	$10,124,862	December 31, 2017

As of June 30, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services. For Tax-Managed Growth Fund 1.2, EVM receives a fee computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $395,939. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Funds and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2011 were as follows:

	EVM’s Sub-
	Transfer Agent	EVD’s Class A
Fund	Fees	Sales Charges

Tax-Managed Growth Fund 1.1	$37,751	$7,076
Tax-Managed Growth Fund 1.2	14,987	10,809

Except for Trustees of the Funds and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Tax-Managed Growth Fund 1.1	$1,240,368
Tax-Managed Growth Fund 1.2	409,820

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by Tax-Managed Growth Fund 1.1 for Class B and Class C shares sold, respectively, and 6.25% of the aggregate amount received by Tax-Managed Growth 1.2 for both Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
Fund	Distribution Fees	Distribution Fees

Tax-Managed Growth Fund 1.1	$109,191	$986,624
Tax-Managed Growth Fund 1.2	131,757	569,528

At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Tax-Managed Growth Fund 1.1	$38,072,000	$104,873,000
Tax-Managed Growth Fund 1.2	13,574,000	30,544,000

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Tax-Managed Growth Fund 1.1	$36,397	$328,875
Tax-Managed Growth Fund 1.2	43,919	189,843

Pursuant to a servicing agreement, the Tax-Managed Growth Fund 1.1 pays EVD a service fee of 0.10% per annum of its average daily net assets attributable to Class S shares, all of which is paid by EVD to a subagent. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $6,441 for Class S shares.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds’ Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Funds. For the six months ended June 30, 2011, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

Fund	Class A	Class B	Class C

Tax-Managed Growth Fund 1.1	$28	$15,182	$2,135
Tax-Managed Growth Fund 1.2	1,213	14,598	1,689

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$4,406,673	$108,964,052
Tax-Managed Growth Fund 1.2	1,747,203	54,697,851

Decreases in each Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth 1.1	$81,276,011
Tax-Managed Growth 1.2	40,089,486

7 Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	65,220	213,782
Issued to shareholders electing to receive payments of distributions in Fund shares	—	335,538
Redemptions	(3,381,438)	(7,791,044)
Exchange from Class B shares	232,179	804,191

Net decrease	(3,084,039)	(6,437,533)

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	17,673	45,832
Issued to shareholders electing to receive payments of distributions in Fund shares	—	524
Redemptions	(98,964)	(359,335)
Exchange to Class A shares	(238,920)	(830,306)

Net decrease	(320,211)	(1,143,285)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	34,158	91,990
Issued to shareholders electing to receive payments of distributions in Fund shares	—	34,961
Redemptions	(827,880)	(2,372,754)

Net decrease	(793,722)	(2,245,803)

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	4,007,499	9,071,768
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,617
Redemptions	(3,973,555)	(9,131,361)

Net increase (decrease)	33,944	(57,976)

	Six Months Ended
	June 30, 2011	Year Ended
Class S	(Unaudited)	December 31, 2010

Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,264
Redemptions	(9,202)	(239,534)

Net decrease	(9,202)	(238,270)

Tax-Managed Growth Fund 1.2
	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	424,297	1,305,634
Issued to shareholders electing to receive payments of distributions in Fund shares	—	212,676
Redemptions	(3,976,494)	(9,392,897)
Exchange from Class B shares	723,254	3,818,677

Net decrease	(2,828,943)	(4,055,910)

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	29,249	138,678
Redemptions	(352,531)	(1,372,426)
Exchange to Class A shares	(737,915)	(3,904,320)

Net decrease	(1,061,197)	(5,138,068)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	233,199	475,076
Issued to shareholders electing to receive payments of distributions in Fund shares	—	13,231
Redemptions	(1,589,523)	(3,675,027)

Net decrease	(1,356,324)	(3,186,720)

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	4,841,528	11,372,183
Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,230
Redemptions	(4,224,255)	(11,284,074)

Net increase	617,273	92,339

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 4.5%

Boeing Co. (The)	969,567	$71,680,088
General Dynamics Corp.	473,021	35,249,525
Honeywell International, Inc.	290,022	17,282,411
Huntington Ingalls Industries, Inc.(1)	7,222	249,159
Lockheed Martin Corp.	19,800	1,603,206
Northrop Grumman Corp.	43,336	3,005,352
Precision Castparts Corp.	4,749	781,923
Raytheon Co.	53,403	2,662,139
Rockwell Collins, Inc.	166,153	10,249,979
Textron, Inc.	33,277	785,670
United Technologies Corp.	2,975,135	263,329,199

		$406,878,651

Air Freight & Logistics — 1.1%

C.H. Robinson Worldwide, Inc.	2,207	$174,000
FedEx Corp.	567,786	53,854,502
United Parcel Service, Inc., Class B	582,775	42,501,781

		$96,530,283

Auto Components — 0.3%

Johnson Controls, Inc.	748,121	$31,166,721

		$31,166,721

Automobiles — 0.0%(2)

Daimler AG	17,284	$1,302,522
Harley-Davidson, Inc.	800	32,776

		$1,335,298

Beverages — 5.4%

Brown-Forman Corp., Class A	193,116	$13,904,352
Brown-Forman Corp., Class B	131,607	9,829,727
Coca-Cola Co. (The)	2,700,790	181,736,159
Coca-Cola Enterprises, Inc.	31,501	919,199
Molson Coors Brewing Co., Class B	186,000	8,321,640
PepsiCo, Inc.	3,865,685	272,260,195

		$486,971,272

Biotechnology — 1.9%

Amgen, Inc.(1)	2,824,659	$164,818,853
Biogen Idec, Inc.(1)	3,543	378,817
Gilead Sciences, Inc.(1)	246,207	10,195,432

		$175,393,102

Capital Markets — 4.1%

Ameriprise Financial, Inc.	289,681	$16,708,800
Bank of New York Mellon Corp. (The)	860,956	22,057,693
Charles Schwab Corp. (The)	718,360	11,817,022
E*TRADE Financial Corp.(1)	4,593	63,383
Franklin Resources, Inc.	539,468	70,826,754
Goldman Sachs Group, Inc. (The)	557,466	74,193,150
Legg Mason, Inc.	96,941	3,175,787
Morgan Stanley	2,564,015	58,997,985
Northern Trust Corp.	709,098	32,590,144
State Street Corp.	759,119	34,228,676
T. Rowe Price Group, Inc.	492,243	29,701,943
UBS AG(1)	29,488	538,451
Waddell & Reed Financial, Inc., Class A	273,635	9,946,632

		$364,846,420

Chemicals — 1.5%

Air Products and Chemicals, Inc.	7,660	$732,143
Ashland, Inc.	30,391	1,963,866
Dow Chemical Co. (The)	152,627	5,494,572
E.I. Du Pont de Nemours & Co.	926,633	50,084,514
Ecolab, Inc.	380,814	21,470,293
Monsanto Co.	492,901	35,755,039
PPG Industries, Inc.	109,400	9,932,426
Sigma-Aldrich Corp.	106,716	7,830,820

		$133,263,673

Commercial Banks — 2.8%

Bank of Montreal	33,047	$2,100,137
BB&T Corp.	909,195	24,402,794
Comerica, Inc.	209,267	7,234,360
Fifth Third Bancorp	978,637	12,477,622
HSBC Holdings PLC	220,592	2,193,762
HSBC Holdings PLC ADR	35,973	1,784,980
KeyCorp	111,426	928,179
M&T Bank Corp.	17,293	1,520,919
Marshall & Ilsley Corp.	157,890	1,258,383
PNC Financial Services Group, Inc.	131,883	7,861,546
Regions Financial Corp.	250,097	1,550,601
Royal Bank of Canada	148,562	8,472,491
Societe Generale	484,526	28,696,542
SunTrust Banks, Inc.	269,585	6,955,293
Synovus Financial Corp.	10,960	22,797
Toronto-Dominion Bank	17,915	1,520,983
Trustmark Corp.	102,713	2,404,511
U.S. Bancorp	2,650,227	67,607,291

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)

Wells Fargo & Co.	2,629,963	$73,796,762
Zions Bancorporation	63,405	1,522,354

		$254,312,307

Commercial Services & Supplies — 0.1%

Cintas Corp.	57,667	$1,904,741
Pitney Bowes, Inc.	15,870	364,851
Waste Management, Inc.	108,828	4,056,020

		$6,325,612

Communications Equipment — 3.2%

Cisco Systems, Inc.	3,983,030	$62,175,098
Juniper Networks, Inc.(1)	459,780	14,483,070
Motorola Mobility Holdings, Inc.(1)	56,878	1,253,591
Motorola Solutions, Inc.(1)	52,150	2,400,986
Nokia Oyj ADR	192	1,233
Qualcomm, Inc.	3,139,942	178,317,306
Telefonaktiebolaget LM Ericsson, Class B ADR	1,750,000	25,165,000

		$283,796,284

Computers & Peripherals — 3.6%

Apple, Inc.(1)	389,406	$130,711,912
Dell, Inc.(1)	3,921,661	65,374,089
EMC Corp.(1)	2,586,992	71,271,630
Hewlett-Packard Co.	938,911	34,176,360
Lexmark International, Inc., Class A(1)	9,624	281,598
NetApp, Inc.(1)	417,589	22,040,348

		$323,855,937

Construction Materials — 0.0%(2)

Vulcan Materials Co.	22,102	$851,590

		$851,590

Consumer Finance — 0.8%

American Express Co.	857,702	$44,343,193
Capital One Financial Corp.	80,225	4,145,226
Discover Financial Services	830,375	22,212,531
SLM Corp.	10,200	171,462

		$70,872,412

Distributors — 0.1%

Genuine Parts Co.	188,424	$10,250,266

		$10,250,266

Diversified Consumer Services — 0.0%(2)

Apollo Group, Inc., Class A(1)	10,812	$472,268
Ascent Media Corp., Class A(1)	755	39,993
H&R Block, Inc.	22,181	355,783

		$868,044

Diversified Financial Services — 2.0%

Bank of America Corp.	2,419,002	$26,512,262
CBOE Holdings, Inc.	40,000	984,000
Citigroup, Inc.	4,842	201,621
CME Group, Inc.	22,581	6,584,394
ING Groep NV ADR(1)	191,170	2,364,773
IntercontinentalExchange, Inc.(1)	13,162	1,641,433
JPMorgan Chase & Co.	3,239,895	132,641,301
Moody’s Corp.	179,602	6,887,736

		$177,817,520

Diversified Telecommunication Services — 0.4%

AT&T, Inc.	396,050	$12,439,930
CenturyLink, Inc.	4,871	196,935
Deutsche Telekom AG ADR	50,092	782,938
Frontier Communications Corp.	33,312	268,828
Telefonos de Mexico SA de CV ADR	283,026	4,669,929
Verizon Communications, Inc.	380,097	14,151,011
Windstream Corp.	70,866	918,423

		$33,427,994

Electric Utilities — 0.0%(2)

Duke Energy Corp.	47,340	$891,412
Exelon Corp.	9,202	394,214
Southern Co.	68,451	2,764,051

		$4,049,677

Electrical Equipment — 1.4%

Emerson Electric Co.	2,036,237	$114,538,331
Rockwell Automation, Inc.	125,000	10,845,000

		$125,383,331

Electronic Equipment, Instruments & Components — 0.6%

Corning, Inc.	2,838,521	$51,519,156
Flextronics International, Ltd.(1)	161,054	1,033,967
TE Connectivity, Ltd.	9,230	339,295

		$52,892,418

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 1.9%

Baker Hughes, Inc.	136,681	$9,917,573
Halliburton Co.	1,036,351	52,853,901
Schlumberger, Ltd.	1,162,209	100,414,858
Transocean, Ltd.	75,667	4,885,061

		$168,071,393

Food & Staples Retailing — 2.8%

Costco Wholesale Corp.	873,262	$70,943,805
CVS Caremark Corp.	1,456,683	54,742,147
Kroger Co. (The)	35,843	888,906
Safeway, Inc.	114,827	2,683,507
Sysco Corp.	441,438	13,764,037
Wal-Mart Stores, Inc.	1,910,219	101,509,038
Walgreen Co.	222,463	9,445,779

		$253,977,219

Food Products — 3.1%

Archer-Daniels-Midland Co.	1,490,873	$44,949,821
Campbell Soup Co.	54,780	1,892,649
ConAgra Foods, Inc.	1,631	42,096
General Mills, Inc.	40,967	1,524,792
H.J. Heinz Co.	7,500	399,600
Hershey Co. (The)	504,765	28,695,890
Kraft Foods, Inc., Class A	198,757	7,002,209
McCormick & Co., Inc.	10,600	525,442
Nestle SA	2,750,000	171,128,351
Sara Lee Corp.	1,288,899	24,476,192
Unilever NV	4,636	152,293

		$280,789,335

Health Care Equipment & Supplies — 1.0%

Bard (C.R.), Inc.	25,000	$2,746,500
Baxter International, Inc.	218,222	13,025,671
Becton, Dickinson and Co.	63,708	5,489,718
Boston Scientific Corp.(1)	36,529	252,415
CareFusion Corp.(1)	108,138	2,938,109
Covidien PLC	191,537	10,195,515
Medtronic, Inc.	699,450	26,949,809
St. Jude Medical, Inc.	66,365	3,164,283
Stryker Corp.	131,368	7,709,988
Zimmer Holdings, Inc.(1)	225,425	14,246,860

		$86,718,868

Health Care Providers & Services — 0.9%

AmerisourceBergen Corp.	473,884	$19,618,798
Cardinal Health, Inc.	186,462	8,469,104
CIGNA Corp.	58,467	3,006,958
Express Scripts, Inc.(1)	281,972	15,220,848
Henry Schein, Inc.(1)	299,980	21,475,568
McKesson Corp.	3,166	264,836
Medco Health Solutions, Inc.(1)	133,872	7,566,445
PharMerica Corp.(1)	10,313	131,594
UnitedHealth Group, Inc.	83,696	4,317,040
WellPoint, Inc.	53,673	4,227,822

		$84,299,013

Hotels, Restaurants & Leisure — 2.4%

Carnival Corp.	533,768	$20,085,690
International Game Technology	459,500	8,078,010
Interval Leisure Group, Inc.(1)	5,349	73,228
Marriott International, Inc., Class A	401,544	14,250,797
McDonald’s Corp.	860,566	72,562,925
Starbucks Corp.	2,360,488	93,215,671
Yum! Brands, Inc.	210,518	11,629,014

		$219,895,335

Household Durables — 0.2%

D.R. Horton, Inc.	417,028	$4,804,162
Fortune Brands, Inc.	117,078	7,466,064
Leggett & Platt, Inc.	263,428	6,422,375
Newell Rubbermaid, Inc.	37,838	597,084

		$19,289,685

Household Products — 1.6%

Clorox Co. (The)	27,272	$1,839,224
Colgate-Palmolive Co.	587,754	51,375,577
Kimberly-Clark Corp.	520,234	34,626,775
Procter & Gamble Co.	872,555	55,468,321

		$143,309,897

Independent Power Producers & Energy Traders — 0.0%(2)

AES Corp. (The)(1)	93,180	$1,187,113

		$1,187,113

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 2.1%

3M Co.	842,439	$79,905,339
General Electric Co.	5,620,681	106,006,044
Tyco International, Ltd.	22,764	1,125,224

		$187,036,607

Insurance — 2.7%

Aegon NV ADR(1)	5,088,862	$34,604,262
Aflac, Inc.	116,818	5,453,064
Allstate Corp. (The)	60,964	1,861,231
AON Corp.	25,900	1,328,670
Berkshire Hathaway, Inc., Class A(1)	623	72,333,415
Berkshire Hathaway, Inc., Class B(1)	939,968	72,744,123
Chubb Corp.	24,930	1,560,867
Cincinnati Financial Corp.	135,528	3,954,707
Hartford Financial Services Group, Inc.	10,762	283,794
Manulife Financial Corp.	65,344	1,153,975
Marsh & McLennan Cos., Inc.	24,256	756,545
Old Republic International Corp.	1	12
Progressive Corp.	1,151,822	24,625,954
Torchmark Corp.	252,479	16,194,003
Travelers Companies, Inc. (The)	76,466	4,464,085

		$241,318,707

Internet & Catalog Retail — 0.1%

Amazon.com, Inc.(1)	41,282	$8,441,756
HSN, Inc.(1)	1	33

		$8,441,789

Internet Software & Services — 1.7%

Akamai Technologies, Inc.(1)	200,000	$6,294,000
AOL, Inc.(1)	27,060	537,412
eBay, Inc.(1)	1,260,217	40,667,203
Google, Inc., Class A(1)(3)	3,500	1,771,591
Google, Inc., Class A(1)	203,296	102,945,028
IAC/InterActiveCorp(1)	13,368	510,256
VeriSign, Inc.	14,758	493,803

		$153,219,293

IT Services — 5.9%

Accenture PLC, Class A	2,738,000	$165,429,960
Automatic Data Processing, Inc.	1,314,993	69,273,831
Broadridge Financial Solutions, Inc.	10,202	245,562
Fidelity National Information Services, Inc.	63,590	1,957,936
Fiserv, Inc.(1)	41,411	2,593,571
International Business Machines Corp.	1,567,550	268,913,203
Paychex, Inc.	756,046	23,225,733
Total System Services, Inc.	32,405	602,085
Western Union Co.	54,638	1,094,399

		$533,336,280

Leisure Equipment & Products — 0.0%(2)

Mattel, Inc.	22,565	$620,312

		$620,312

Life Sciences Tools & Services — 0.3%

Agilent Technologies, Inc.(1)	453,887	$23,198,165
Thermo Fisher Scientific, Inc.(1)	18,700	1,204,093

		$24,402,258

Machinery — 3.6%

Caterpillar, Inc.	121,835	$12,970,554
Danaher Corp.	43,144	2,286,201
Deere & Co.	2,623,301	216,291,168
Dover Corp.	383,990	26,034,522
Illinois Tool Works, Inc.	1,203,805	68,002,944
Parker Hannifin Corp.	30,763	2,760,672
WABCO Holdings, Inc.(1)	1,156	79,833

		$328,425,894

Media — 3.1%

CBS Corp., Class B	68,701	$1,957,291
Comcast Corp., Class A	201,884	5,115,741
Comcast Corp., Special Class A	1,732,498	41,978,427
DIRECTV, Class A(1)	20,703	1,052,126
Discovery Communications, Inc., Class A(1)	7,555	309,453
Discovery Communications, Inc., Class C(1)	7,555	276,135
Gannett Co., Inc.	5,643	80,808
Liberty Media Corp. - Capital, Class A(1)	5,175	443,756
Liberty Media Corp. - Starz, Series A(1)	3,022	227,375
McGraw-Hill Cos., Inc. (The)	86,290	3,616,414
News Corp., Class A	97	1,717
Omnicom Group, Inc.	112,077	5,397,628
Time Warner Cable, Inc.	94,401	7,367,054
Time Warner, Inc.	367,299	13,358,665
Viacom, Inc., Class B	77,467	3,950,817
Walt Disney Co. (The)	4,876,592	190,382,152

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media (continued)

Washington Post Co., Class B	1,500	$628,425
WPP PLC ADR	18,396	1,154,349

		$277,298,333

Metals & Mining — 0.4%

Alcoa, Inc.	52,760	$836,774
Freeport-McMoRan Copper & Gold, Inc.	450,000	23,805,000
Nucor Corp.	230,000	9,480,600

		$34,122,374

Multiline Retail — 0.9%

Macy’s, Inc.	26,301	$769,041
Sears Holdings Corp.(1)	410	29,290
Target Corp.	1,766,758	82,878,618

		$83,676,949

Oil, Gas & Consumable Fuels — 8.3%

Anadarko Petroleum Corp.	1,468,869	$112,750,385
Apache Corp.	2,144,112	264,561,980
BP PLC ADR	198,683	8,799,670
Chevron Corp.	614,229	63,167,310
ConocoPhillips	346,879	26,081,832
Devon Energy Corp.	568,727	44,821,375
Exxon Mobil Corp.	2,277,592	185,350,437
Hess Corp.	224,579	16,789,526
Marathon Oil Corp.	175,831	9,262,777
Murphy Oil Corp.	78,679	5,166,063
Royal Dutch Shell PLC ADR, Class A	76,110	5,413,704
Royal Dutch Shell PLC ADR, Class B	9,594	688,370
Spectra Energy Corp.	8,313	227,859
Williams Cos., Inc.	2,000	60,500

		$743,141,788

Paper & Forest Products — 0.0%(2)

Neenah Paper, Inc.	975	$20,748

		$20,748

Personal Products — 0.0%(2)

Estee Lauder Cos., Inc. (The), Class A	13,035	$1,371,152

		$1,371,152

Pharmaceuticals — 8.3%

Abbott Laboratories	3,104,923	$163,381,048
Allergan, Inc.	81,962	6,823,337
Bristol-Myers Squibb Co.	1,500,706	43,460,446
Eli Lilly & Co.	1,480,633	55,568,157
GlaxoSmithKline PLC ADR	459,388	19,707,745
Hospira, Inc.(1)	18,399	1,042,487
Johnson & Johnson	2,578,829	171,543,705
Merck & Co., Inc.	1,496,585	52,814,485
Novo Nordisk A/S ADR	249,848	31,300,957
Pfizer, Inc.	6,024,802	124,110,921
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	80,618,343

		$750,371,631

Real Estate Investment Trusts (REITs) — 0.0%

Weyerhaeuser Co.	11,615	$253,904

		$253,904

Road & Rail — 0.2%

Norfolk Southern Corp.	24,192	$1,812,706
Union Pacific Corp.	132,257	13,807,631

		$15,620,337

Semiconductors & Semiconductor Equipment — 3.9%

Analog Devices, Inc.	560,289	$21,929,711
Applied Materials, Inc.	1,065,614	13,863,638
Broadcom Corp., Class A(1)	897,422	30,189,276
Cypress Semiconductor Corp.(1)	52,742	1,114,966
Intel Corp.	10,405,112	230,577,282
KLA-Tencor Corp.	141,604	5,732,130
Linear Technology Corp.	123,388	4,074,272
Maxim Integrated Products, Inc.	223,099	5,702,410
NVIDIA Corp.(1)	284,500	4,533,508
Texas Instruments, Inc.	897,287	29,457,932
Verigy, Ltd.(1)	284	4,252
Xilinx, Inc.	23,107	842,712

		$348,022,089

Software — 3.8%

Activision Blizzard, Inc.	846,350	$9,885,368
Adobe Systems, Inc.(1)	409,776	12,887,455
CA, Inc.	45,408	1,037,119
Citrix Systems, Inc.(1)	10,439	835,120
Microsoft Corp.	3,224,770	83,844,020
Oracle Corp.	6,883,206	226,526,310
Symantec Corp.(1)	163,117	3,216,667

		$338,232,059

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 2.5%

Best Buy Co., Inc.	148,536	$4,665,516
Gap, Inc. (The)	89,138	1,613,398
Home Depot, Inc.	2,985,981	108,152,232
Limited Brands, Inc.	41,877	1,610,171
Lowe’s Companies, Inc.	663,831	15,473,900
Staples, Inc.	192,930	3,048,294
TJX Companies, Inc. (The)	1,701,405	89,374,804

		$223,938,315

Textiles, Apparel & Luxury Goods — 3.1%

Coach, Inc.	10,800	$690,444
Hanesbrands, Inc.(1)	198,503	5,667,261
NIKE, Inc., Class B	3,058,444	275,198,791
VF Corp.	12,000	1,302,720

		$282,859,216

Thrifts & Mortgage Finance — 0.0%(2)

Tree.com, Inc.(1)	13,436	$68,792

		$68,792

Tobacco — 0.2%

Altria Group, Inc.	209,275	$5,526,953
Philip Morris International, Inc.	255,585	17,065,410

		$22,592,363

Wireless Telecommunication Services — 0.1%

America Movil SAB de CV ADR, Series L	30,500	$1,643,340
Sprint Nextel Corp.(1)	135,160	728,513
Vodafone Group PLC ADR	182,074	4,865,017

		$7,236,870

Total Common Stocks
(identified cost $6,128,518,374)		$8,904,254,730

Preferred Stocks — 0.0%(2)

Security	Shares	Value

Commercial Banks — 0.0%(2)

Wells Fargo & Co.	166	$33

Total Preferred Stocks
(identified cost $4,929)		$33

Rights — 0.0%(2)

Security	Shares	Value

Pharmaceuticals — 0.0%(2)

Sanofi SA, Exp. 12/31/20(1)	6,984	$16,832

Total Rights
(identified cost $16,440)		$16,832

Short-Term Investments — 0.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$75,917	$75,917,265

Total Short-Term Investments
(identified cost $75,917,265)		$75,917,265

Total Investments — 99.7%
(identified cost $6,204,457,008)		$8,980,188,860

Other Assets, Less Liabilities — 0.3%		$25,292,186

Net Assets — 100.0%		$9,005,481,046

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security subject to restrictions on resale (see Note 5).

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2011 was $61,506.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $6,128,539,743)	$8,904,271,595
Affiliated investments, at value (identified cost, $75,917,265)	75,917,265
Dividends receivable	10,386,015
Interest receivable from affiliated investment	6,928
Receivable for investments sold	43,791,077
Tax reclaims receivable	1,850,518

Total assets	$9,036,223,398

Liabilities

Payable for investments purchased	$27,017,090
Payable to affiliates:
Investment adviser fee	3,343,097
Trustees’ fees	12,625
Accrued expenses	369,540

Total liabilities	$30,742,352

Net Assets applicable to investors’ interest in Portfolio	$9,005,481,046

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$6,229,446,164
Net unrealized appreciation	2,776,034,882

Total	$9,005,481,046

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $2,536,070)	$88,010,042
Interest allocated from affiliated investment	66,619
Expenses allocated from affiliated investment	(5,113)

Total investment income	$88,071,548

Expenses

Investment adviser fee	$20,846,306
Trustees’ fees and expenses	25,250
Custodian fee	613,404
Audit and tax services	49,233
Miscellaneous	101,948

Total expenses	$21,636,131

Deduct —
Reduction of custodian fee	$48

Total expense reductions	$48

Net expenses	$21,636,083

Net investment income	$66,435,465

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions(1)	$123,239,764
Investment transactions allocated from affiliated investment	2,291
Foreign currency transactions	56,099

Net realized gain	$123,298,154

Change in unrealized appreciation (depreciation) —
Investments	$251,408,712
Foreign currency	141,670

Net change in unrealized appreciation (depreciation)	$251,550,382

Net realized and unrealized gain	$374,848,536

Net increase in net assets from operations	$441,284,001

(1)	Includes $129,920,672 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$66,435,465	$127,596,430
Net realized gain from investment transactions and foreign currency transactions	123,298,154	232,540,068
Net change in unrealized appreciation (depreciation) from investments and foreign currency	251,550,382	705,390,449

Net increase in net assets from operations	$441,284,001	$1,065,526,947

Capital transactions —
Contributions	$60,796,923	$175,936,921
Withdrawals	(541,817,095)	(1,675,725,915)

Net decrease in net assets from capital transactions	$(481,020,172)	$(1,499,788,994)

Net decrease in net assets	$(39,736,171)	$(434,262,047)

Net Assets

At beginning of period	$9,045,217,217	$9,479,479,264

At end of period	$9,005,481,046	$9,045,217,217

See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.47%	0.45%	0.44%	0.45%
Net investment income	1.46	%(2)	1.43%	1.86%	1.84%	1.52%	1.39%
Portfolio Turnover	2	%(3)	2%	3%	3%	6%	7%

Total Return	4.94	%(3)	12.86%	23.32%	(32.76)%	4.72%	13.69%

Net assets, end of period (000’s omitted)	$9,005,481		$9,045,217	$9,479,479	$10,602,743	$19,864,161	$20,387,292

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 7.4%, 14.3%, 5.7%, and 1.5% respectively, in the Portfolio. In addition, an unregistered fund advised by the adviser to the Portfolio held 71.2% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Annual Fee Rate
Average Daily Net Assets For the Month	(for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $20,846,306.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $122,967,117 and $57,298,969, respectively, for the six months ended June 30, 2011. In addition, investors contributed securities with a value of $18,120,479 and investments having an aggregate market value of $476,983,648 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,022,040,707

Gross unrealized appreciation	$6,958,167,861
Gross unrealized depreciation	(19,708)

Net unrealized appreciation	$6,958,148,153

5 Restricted Securities

At June 30, 2011, the Portfolio owned the following securities (representing 0.02% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible
Common Stocks	Acquisition	for Resale	Shares	Cost	Value

Google, Inc., Class A	11/23/10	7/16/11	3,500	$4,235	$1,771,591

Total Restricted Securities				$4,235	$1,771,591

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Managed Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,159,640,262	$—		$—	$1,159,640,262
Consumer Staples	1,017,882,886	171,128,351		—	1,189,011,237
Energy	911,213,181	—		—	911,213,181
Financials	1,078,599,760	30,890,304		—	1,109,490,064
Health Care	1,121,184,872	—		—	1,121,184,872
Industrials	1,166,200,715	—		—	1,166,200,715
Information Technology	2,031,582,768	1,771,592		—	2,033,354,360
Materials	168,258,385	—		—	168,258,385
Telecommunication Services	40,664,864	—		—	40,664,864
Utilities	5,236,790	—		—	5,236,790

Total Common Stocks	$8,700,464,483	$203,790,247	*	$—	$8,904,254,730

Preferred Stocks	33	—		—	33
Rights	16,832	—		—	16,832
Short-Term Investments	—	75,917,265		—	75,917,265

Total Investments	$8,700,481,348	$279,707,512		$—	$8,980,188,860

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Tax-Managed Growth Fund 1.1

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.1

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Tax-Managed Growth Fund 1.2

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Fund 1.2

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Duncan W. Richardson President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Fund 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

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Investment Adviser of Tax-Managed Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4966-8/11	TGSRC1.1&2

Eaton Vance Large-Cap Core Research Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Large-Cap Core Research Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	26
Officers and Trustees	29
Important Notices	30

Eaton Vance
Large-Cap Core Research Fund
June 30, 2011
Performance1

Portfolio Manager Charles Gaffney

	Class A	Class C	Class I
Symbol	EAERX	ECERX	EIERX
Inception Date	11/1/01	10/1/09	9/3/08

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.41	4.07	4.48
One Year	26.15	25.43	26.47
Five Years	4.07	N.A.	N.A.
Since Inception	5.00	11.41	3.17

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.57	3.07	4.48
One Year	18.86	24.43	26.47
Five Years	2.85	N.A.	N.A.
Since Inception	4.35	11.41	3.17

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	1.49	2.24	1.24
Net	1.25	2.00	1.00

Comparative Performance[3]	% Return

S&P 500 Index

Six Months	6.02
One Year	30.69
Five Years	2.94
Since Inception (11/1/01)	4.07

Lipper Large-Cap Core Funds Average*

Six Months	5.16
One Year	28.54
Five Years	2.43
Since Inception (11/1/01)	4.01

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Large-Cap Core Research Fund
June 30, 2011
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	4.8
Exxon Mobil Corp.	3.4
ConocoPhillips	2.4
Johnson & Johnson	2.1
United Technologies Corp.	2.0
JPMorgan Chase & Co.	2.0
Citigroup, Inc.	1.6
Philip Morris International, Inc.	1.6
Pfizer, Inc.	1.6
Wells Fargo & Co.	1.6

Total % of net assets	23.1

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Large-Cap Core Research Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement performance would have been lower.

3.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.
Fund profile subject to change due to active management.

4

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,044.10	$6.34	**	1.25%
Class C	$1,000.00	$1,040.70	$10.12	**	2.00%
Class I	$1,000.00	$1,044.80	$5.07	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliate, the expenses would be higher.

5

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Large-Cap Core Research Portfolio, at value (identified cost, $54,220,400)	$64,296,233
Receivable for Fund shares sold	117,565
Receivable from affiliate	9,360

Total assets	$64,423,158

Liabilities

Payable for Fund shares redeemed	$118,012
Payable to affiliates:
Distribution and service fees	13,193
Trustees’ fees	125
Accrued expenses	10,367

Total liabilities	$141,697

Net Assets	$64,281,461

Sources of Net Assets

Paid-in capital	$53,661,463
Accumulated net realized gain from Portfolio	322,953
Accumulated undistributed net investment income	221,212
Net unrealized appreciation from Portfolio	10,075,833

Total	$64,281,461

Class A Shares

Net Assets	$44,881,497
Shares Outstanding	3,220,931
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.93
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.78

Class C Shares

Net Assets	$5,261,921
Shares Outstanding	381,001
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.81

Class I Shares

Net Assets	$14,138,043
Shares Outstanding	1,013,126
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.95

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $10,763)	$616,158
Interest allocated from Portfolio	409
Expenses allocated from Portfolio	(232,835)

Total investment income from Portfolio	$383,732

Expenses

Administration fee	$48,205
Distribution and service fees
Class A	54,619
Class C	15,387
Trustees’ fees and expenses	250
Custodian fee	12,942
Transfer and dividend disbursing agent fees	34,518
Legal and accounting services	11,025
Printing and postage	11,375
Registration fees	25,292
Miscellaneous	5,609

Total expenses	$219,222

Deduct —
Waiver and reimbursement of expenses by an affiliate	$59,435

Total expense reductions	$59,435

Net expenses	$159,787

Net investment income	$223,945

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$1,755,652
Foreign currency transactions	(1,971)

Net realized gain	$1,753,681

Change in unrealized appreciation (depreciation) —
Investments	$710,608
Foreign currency	(39)

Net change in unrealized appreciation (depreciation)	$710,569

Net realized and unrealized gain	$2,464,250

Net increase in net assets from operations	$2,688,195

See Notes to Financial Statements.
7

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$223,945	$275,392
Net realized gain (loss) from investment and foreign currency transactions	1,753,681	(145,831)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	710,569	5,235,321

Net increase in net assets from operations	$2,688,195	$5,364,882

Distributions to shareholders —
From net investment income
Class A	$(24,698)	$(145,368)
Class C	—	(39)
Class I	(11,078)	(99,925)

Total distributions to shareholders	$(35,776)	$(245,332)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,437,780	$22,033,575
Class C	3,926,661	1,399,604
Class I	2,813,274	10,441,797
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	23,012	136,807
Class C	—	20
Class I	7,705	90,352
Cost of shares redeemed
Class A	(7,194,680)	(9,014,990)
Class C	(358,653)	(336,764)
Class I	(7,044,895)	(1,734,962)

Net increase in net assets from Fund share transactions	$3,610,204	$23,015,439

Net increase in net assets	$6,262,623	$28,134,989

Net Assets

At beginning of period	$58,018,838	$29,883,849

At end of period	$64,281,461	$58,018,838

Accumulated undistributed net investment income included in net assets

At end of period	$221,212	$33,043

See Notes to Financial Statements.
8

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended					Year Ended October 31,
	June 30, 2011		Year Ended	Period Ended
	(Unaudited)		December 31, 2010	December 31, 2009(1)		2009	2008	2007	2006

Net asset value — Beginning of period	$13.350		$12.170	$11.280		$10.290	$15.440	$13.370	$12.150

Income (Loss) From Operations

Net investment income(2)	$0.046		$0.071	$0.020		$0.102	$0.092	$0.066	$0.064
Net realized and unrealized gain (loss)	0.542		1.159	0.946		0.948	(4.784)	2.537	1.771

Total income (loss) from operations	$0.588		$1.230	$0.966		$1.050	$(4.692)	$2.603	$1.835

Less Distributions

From net investment income	$(0.008)		$(0.050)	$(0.076)		$(0.060)	$(0.053)	$(0.052)	$(0.021)
From net realized gain	—		—	—		—	(0.405)	(0.481)	(0.594)

Total distributions	$(0.008)		$(0.050)	$(0.076)		$(0.060)	$(0.458)	$(0.533)	$(0.615)

Net asset value — End of period	$13.930		$13.350	$12.170		$11.280	$10.290	$15.440	$13.370

Total Return(3)	4.41	%(4)	10.11%	8.56	%(4)	10.32%	(31.29)%	20.12%	15.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,881		$38,877	$22,141		$22,264	$8,487	$6,241	$3,075
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)	1.25%	1.25	%(7)	1.25%	1.25%	1.25%	1.25%
Net investment income	0.67	%(7)	0.58%	0.99	%(7)	1.00%	0.70%	0.47%	0.51%
Portfolio Turnover of the Portfolio	30	%(4)	44%	10	%(4)	—	—	—	—
Portfolio Turnover of the Fund(8)	—		—	—		54%	76%	63%	74%

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator waived its fees and subsidized certain operating expenses equal to 0.19%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2011, the year ended December 31, 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93%, 1.54%, 2.10% and 3.74% of average daily net assets for the years ended October 31, 2009, 2008, 2007 and 2006, respectively). Absent the waivers and subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

See Notes to Financial Statements.
9

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	June 30, 2011		Year Ended	Period Ended		Period Ended
	(Unaudited)		December 31, 2010	December 31, 2009(1)		October 31, 2009(2)

Net asset value — Beginning of period	$13.270		$12.130	$11.280		$11.520

Income (Loss) From Operations

Net investment loss(3)	$(0.001)		$(0.017)	$(0.003)		$(0.011)
Net realized and unrealized gain (loss)	0.541		1.158	0.944		(0.229)

Total income (loss) from operations	$0.540		$1.141	$0.941		$(0.240)

Less Distributions

From net investment income	$—		$(0.001)	$(0.091)		$—

Total distributions	$—		$(0.001)	$(0.091)		$—

Net asset value — End of period	$13.810		$13.270	$12.130		$11.280

Total Return(4)	4.07	%(5)	9.40%	8.34	%(5)	(2.08	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,262		$1,637	$426		$55
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.00	%(7)	2.00%	2.00	%(7)	2.00	%(7)
Net investment loss	(0.02	)%(7)	(0.14)%	(0.14	)%(7)	(1.09	)%(7)
Portfolio Turnover of the Portfolio	30	%(5)	44%	10	%(5)	—
Portfolio Turnover of the Fund(8)	—		—	—		54	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.
(2)	For the period from the commencement of operations, October 1, 2009, to October 31, 2009.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	The administrator waived its fees and subsidized certain operating expenses equal to 0.19%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2011, the year ended December 31, 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the period ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.
(7)	Annualized.
(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(9)	For the Fund’s year ended October 31, 2009.

See Notes to Financial Statements.
10

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2011		Year Ended	Period Ended		Year Ended	Period Ended
	(Unaudited)		December 31, 2010	December 31, 2009(1)		October 31, 2009	October 31, 2008(2)

Net asset value — Beginning of period	$13.360		$12.170	$11.290		$10.300	$13.070

Income (Loss) From Operations

Net investment income(3)	$0.062		$0.103	$0.021		$0.120	$0.018
Net realized and unrealized gain (loss)	0.536		1.164	0.959		0.949	(2.788)

Total income (loss) from operations	$0.598		$1.267	$0.980		$1.069	$(2.770)

Less Distributions

From net investment income	$(0.008)		$(0.077)	$(0.100)		$(0.079)	$—

Total distributions	$(0.008)		$(0.077)	$(0.100)		$(0.079)	$—

Net asset value — End of period	$13.950		$13.360	$12.170		$11.290	$10.300

Total Return(4)	4.48	%(5)	10.41%	8.67	%(5)	10.54%	(21.19	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,138		$17,505	$7,317		$3,901	$1,345
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.00	%(7)	1.00%	1.00	%(7)	1.00%	1.00	%(7)
Net investment income	0.90	%(7)	0.84%	1.06	%(7)	1.16%	1.03	%(7)
Portfolio Turnover of the Portfolio	30	%(5)	44%	10	%(5)	—	—
Portfolio Turnover of the Fund(8)	—		—	—		54%	76	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.
(2)	For the period from the commencement of operations, September 3, 2008, to October 31, 2008.
(3)	Computed using average shares outstanding.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The administrator waived its fees and subsidized certain operating expenses equal to 0.19%, 0.24% and 0.84% of average daily net assets for six months ended June 30, 2011, the year ended December 31, 2010 and the two months ended December 31, 2009, respectively. The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% and 1.54% of average daily net assets for the year ended October 31, 2009 and the period ended October 31, 2008, respectively). Absent the waivers and subsidy, total return would be lower.
(7)	Annualized.
(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.
(9)	For the Fund’s year ended October 31, 2008.

See Notes to Financial Statements.
11

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Large-Cap Core Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Core Research Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (27.4% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $1,374,862 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017 ($1,055,394) and December 31, 2018 ($319,468). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

Additionally, at December 31, 2010, the Fund had a net capital loss of $37,710 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2011.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Services.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee amounted to $48,205. EVM has agreed to waive its fees and reimburse expenses to the extent that total annual operating expenses exceed 1.25%, 2.00% and 1.00% annually of the average daily net assets of Class A, Class C and Class I, respectively, through April 30, 2012. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $59,435 for the six months ended June 30, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $979 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $10,331 as its portion of the sales charges on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $54,619 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $11,545 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At June 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $293,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $3,842 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based

13

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $50 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $11,586,120 and $8,159,436, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	829,306	1,820,389
Issued to shareholders electing to receive payments of distributions in Fund shares	1,698	10,242
Redemptions	(521,446)	(738,572)

Net increase	309,558	1,092,059

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	284,044	115,050
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1
Redemptions	(26,362)	(26,831)

Net increase	257,682	88,220

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	203,719	842,388
Issued to shareholders electing to receive payments of distributions in Fund shares	569	6,760
Redemptions	(501,837)	(139,886)

Net increase (decrease)	(297,549)	709,262

14

Large-Cap Core Research Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value

Aerospace & Defense — 5.9%

Boeing Co. (The)	14,829	$1,096,308
General Dynamics Corp.	43,715	3,257,642
Lockheed Martin Corp.	30,649	2,481,649
Raytheon Co.	46,168	2,301,475
United Technologies Corp.	54,382	4,813,351

		$13,950,425

Auto Components — 0.9%

Johnson Controls, Inc.	52,953	$2,206,022

		$2,206,022

Beverages — 2.5%

Anheuser-Busch InBev NV ADR	16,083	$932,975
Coca-Cola Co. (The)	38,846	2,613,948
Dr Pepper Snapple Group, Inc.	25,325	1,061,877
PepsiCo, Inc.	16,575	1,167,377

		$5,776,177

Biotechnology — 1.3%

Amgen, Inc.(1)	23,948	$1,397,366
Celgene Corp.(1)	26,087	1,573,568

		$2,970,934

Capital Markets — 1.8%

Ameriprise Financial, Inc.	15,039	$867,449
Goldman Sachs Group, Inc.	11,809	1,571,660
Invesco, Ltd.	31,772	743,465
T. Rowe Price Group, Inc.	18,524	1,117,738

		$4,300,312

Chemicals — 2.6%

Air Products and Chemicals, Inc.	13,180	$1,259,744
BASF SE	17,039	1,670,185
Ecolab, Inc.	23,247	1,310,666
PPG Industries, Inc.	20,228	1,836,500

		$6,077,095

Commercial Banks — 3.6%

Fifth Third Bancorp	79,803	$1,017,488
KeyCorp	128,133	1,067,348
PNC Financial Services Group, Inc.	25,778	1,536,627
SunTrust Banks, Inc.	39,933	1,030,271
Wells Fargo & Co.	133,462	3,744,944

		$8,396,678

Commercial Services & Supplies — 0.4%

Waste Connections, Inc.	30,368	$963,577

		$963,577

Communications Equipment — 3.8%

HTC Corp.	83,000	$2,806,332
JDS Uniphase Corp.(1)	45,359	755,681
Juniper Networks, Inc.(1)	39,248	1,236,312
QUALCOMM, Inc.	57,680	3,275,647
Telefonaktiebolaget LM Ericsson ADR	63,009	906,069

		$8,980,041

Computers & Peripherals — 5.6%

Apple, Inc.(1)	33,593	$11,276,163
EMC Corp.(1)	68,064	1,875,163

		$13,151,326

Construction & Engineering — 0.7%

Fluor Corp.	25,459	$1,646,179

		$1,646,179

Consumer Finance — 0.8%

American Express Co.	36,492	$1,886,636

		$1,886,636

Diversified Financial Services — 4.6%

Bank of America Corp.	96,959	$1,062,671
Citigroup, Inc.(1)	91,825	3,823,593
JPMorgan Chase & Co.	112,397	4,601,533
Moody’s Corp.	35,793	1,372,661

		$10,860,458

Diversified Telecommunication Services — 2.0%

AT&T, Inc.	69,136	$2,171,562
Verizon Communications, Inc.	70,025	2,607,031

		$4,778,593

See Notes to Financial Statements.
15

Large-Cap Core Research Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities — 1.5%

American Electric Power Co., Inc.	40,042	$1,508,783
PPL Corp.	69,253	1,927,311

		$3,436,094

Electrical Equipment — 0.4%

Emerson Electric Co.	15,023	$845,044

		$845,044

Energy Equipment & Services — 1.9%

Halliburton Co.	43,543	$2,220,693
Schlumberger, Ltd.	24,815	2,144,016

		$4,364,709

Food & Staples Retailing — 2.4%

Kroger Co. (The)	37,477	$929,430
Wal-Mart Stores, Inc.	55,911	2,971,110
Walgreen Co.	39,829	1,691,139

		$5,591,679

Food Products — 1.5%

Green Mountain Coffee Roasters, Inc.(1)	20,419	$1,822,600
Mead Johnson Nutrition Co., Class A	15,593	1,053,307
Nestle SA ADR	11,200	698,656

		$3,574,563

Health Care Equipment & Supplies — 1.1%

Covidien PLC	25,849	$1,375,942
St. Jude Medical, Inc.	26,097	1,244,305

		$2,620,247

Health Care Providers & Services — 2.3%

AmerisourceBergen Corp.	40,425	$1,673,595
Fresenius Medical Care AG & Co. KGaA ADR	16,516	1,233,745
UnitedHealth Group, Inc.	49,414	2,548,774

		$5,456,114

Hotels, Restaurants & Leisure — 1.8%

Carnival Corp.	23,241	$874,559
Marriott International, Inc., Class A	23,983	851,156
McDonald’s Corp.	30,228	2,548,825

		$4,274,540

Household Products — 1.6%

Church & Dwight Co., Inc.	25,449	$1,031,702
Colgate-Palmolive Co.	17,736	1,550,304
Henkel AG & Co. KGaA ADR	21,619	1,240,282

		$3,822,288

Industrial Conglomerates — 1.5%

3M Co.	14,282	$1,354,648
General Electric Co.	114,763	2,164,430

		$3,519,078

Insurance — 2.8%

ACE, Ltd.	10,644	$700,588
Aflac, Inc.	28,506	1,330,660
Lincoln National Corp.	31,293	891,537
MetLife, Inc.	36,372	1,595,640
Prudential Financial, Inc.	20,683	1,315,232
XL Group PLC	28,864	634,431

		$6,468,088

Internet & Catalog Retail — 1.1%

Amazon.com, Inc.(1)	8,742	$1,787,652
Expedia, Inc.	30,366	880,310

		$2,667,962

Internet Software & Services — 1.8%

Google, Inc., Class A(1)	6,691	$3,388,189
Yahoo! Inc.(1)	48,632	731,425

		$4,119,614

IT Services — 2.3%

Accenture PLC, Class A	33,707	$2,036,577
International Business Machines Corp.	12,474	2,139,915
Visa, Inc., Class A	15,350	1,293,391

		$5,469,883

Leisure Equipment & Products — 0.4%

Hasbro, Inc.	23,391	$1,027,567

		$1,027,567

Machinery — 1.9%

Danaher Corp.	33,714	$1,786,505
Illinois Tool Works, Inc.	45,312	2,559,675

		$4,346,180

See Notes to Financial Statements.
16

Large-Cap Core Research Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 2.8%

Comcast Corp., Class A	108,173	$2,741,104
Omnicom Group, Inc.	20,264	975,914
Walt Disney Co. (The)	71,529	2,792,492

		$6,509,510

Metals & Mining — 1.4%

BHP Billiton, Ltd. ADR	7,060	$668,088
Cliffs Natural Resources, Inc.	8,803	813,837
Freeport-McMoRan Copper & Gold, Inc.	29,412	1,555,895
United States Steel Corp.	7,639	351,700

		$3,389,520

Multi-Utilities — 1.8%

PG&E Corp.	32,224	$1,354,375
Public Service Enterprise Group, Inc.	31,418	1,025,483
Sempra Energy	35,532	1,878,932

		$4,258,790

Multiline Retail — 0.7%

Macy’s, Inc.	55,949	$1,635,949

		$1,635,949

Oil, Gas & Consumable Fuels — 10.5%

Alpha Natural Resources, Inc.(1)	41,432	$1,882,670
Apache Corp.	19,980	2,465,332
ConocoPhillips	75,086	5,645,716
Exxon Mobil Corp.	99,563	8,102,437
Hess Corp.	22,296	1,666,849
Occidental Petroleum Corp.	17,496	1,820,284
Peabody Energy Corp.	28,499	1,678,876
Southwestern Energy Co.(1)	33,518	1,437,252

		$24,699,416

Personal Products — 0.5%

Estee Lauder Cos., Inc. (The), Class A	12,056	$1,268,171

		$1,268,171

Pharmaceuticals — 6.5%

Abbott Laboratories	19,905	$1,047,401
Allergan, Inc.	19,498	1,623,208
Johnson & Johnson	73,272	4,874,053
Novartis AG ADR	13,073	798,891
Pfizer, Inc.	182,707	3,763,764
Sanofi SA ADR	16,251	652,803
Shire PLC ADR	13,104	1,234,528
Teva Pharmaceutical Industries, Ltd. ADR	25,503	1,229,755

		$15,224,403

Professional Services — 0.5%

Manpower, Inc.	19,513	$1,046,872

		$1,046,872

Real Estate Investment Trusts (REITs) — 1.6%

AvalonBay Communities, Inc.	7,902	$1,014,617
Boston Properties, Inc.	8,882	942,913
Equity Residential	14,344	860,640
Simon Property Group, Inc.	7,911	919,495

		$3,737,665

Semiconductors & Semiconductor Equipment — 0.4%

NXP Semiconductors NV(1)	31,361	$838,280

		$838,280

Software — 3.4%

Activision Blizzard, Inc.	71,494	$835,050
Microsoft Corp.	135,243	3,516,318
Oracle Corp.	112,591	3,705,370

		$8,056,738

Specialty Retail — 1.4%

Abercrombie & Fitch Co., Class A	13,859	$927,444
Home Depot, Inc.	42,469	1,538,227
TJX Companies, Inc. (The)	16,828	883,975

		$3,349,646

Textiles, Apparel & Luxury Goods — 0.8%

NIKE, Inc., Class B	19,416	$1,747,052

		$1,747,052

Tobacco — 2.1%

Philip Morris International, Inc.	57,145	$3,815,572
Reynolds American, Inc.	32,725	1,212,461

		$5,028,033

See Notes to Financial Statements.
17

Large-Cap Core Research Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.9%

American Tower Corp., Class A(1)	41,625	$2,178,236

		$2,178,236

Total Common Stocks
(identified cost $196,262,994)		$230,516,384

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$4,470	$4,470,223

Total Short-Term Investments
(identified cost $4,470,223)		$4,470,223

Total Investments — 100.0%
(identified cost $200,733,217)		$234,986,607

Other Assets, Less Liabilities — 0.0%(3)		$8,570

Net Assets — 100.0%		$234,995,177

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

(3)	Amount is less than 0.05%.

See Notes to Financial Statements.
18

Large-Cap Core Research Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $196,262,994)	$230,516,384
Affiliated investment, at value (identified cost, $4,470,223)	4,470,223
Dividends receivable	275,107
Interest receivable from affiliated investment	514
Receivable for investments sold	3,587,609
Tax reclaims receivable	42,903

Total assets	$238,892,740

Liabilities

Payable for investments purchased	$3,732,626
Payable to affiliates:
Investment adviser fee	122,898
Trustees’ fees	1,950
Accrued expenses	40,089

Total liabilities	$3,897,563

Net Assets applicable to investors’ interest in Portfolio	$234,995,177

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$200,741,589
Net unrealized appreciation	34,253,588

Total	$234,995,177

See Notes to Financial Statements.
19

Large-Cap Core Research Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $37,510)	$2,197,817
Interest allocated from affiliated investment	1,465
Expenses allocated from affiliated investment	(156)

Total investment income	$2,199,126

Expenses

Investment adviser fee	$748,595
Trustees’ fees and expenses	3,987
Custodian fee	58,903
Legal and accounting services	18,382
Miscellaneous	5,017

Total expenses	$834,884

Deduct —
Reduction of custodian fee	$5

Total expense reductions	$5

Net expenses	$834,879

Net investment income	$1,364,247

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$7,542,258
Investment transactions allocated from affiliated investment	27
Foreign currency transactions	(7,175)

Net realized gain	$7,535,110

Change in unrealized appreciation (depreciation) —
Investments	$1,520,247
Foreign currency	(132)

Net change in unrealized appreciation (depreciation)	$1,520,115

Net realized and unrealized gain	$9,055,225

Net increase in net assets from operations	$10,419,472

See Notes to Financial Statements.
20

Large-Cap Core Research Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$1,364,247	$2,313,065
Net realized gain (loss) from investment and foreign currency transactions	7,535,110	(2,185,317)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,520,115	21,701,835

Net increase in net assets from operations	$10,419,472	$21,829,583

Capital transactions —
Contributions	$27,116,515	$39,512,953
Withdrawals	(25,395,175)	(52,640,746)

Net increase (decrease) in net assets from capital transactions	$1,721,340	$(13,127,793)

Net increase in net assets	$12,140,812	$8,701,790

Net Assets

At beginning of period	$222,854,365	$214,152,575

At end of period	$234,995,177	$222,854,365

See Notes to Financial Statements.
21

Large-Cap Core Research Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended
	June 30, 2011		Year Ended	Period Ended
Ratios/Supplemental Data	(Unaudited)		December 31, 2010	December 31, 2009(1)

Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72	%(3)	0.73%	0.86	%(3)
Net investment income	1.18	%(3)	1.09%	1.19	%(3)
Portfolio Turnover	30	%(4)	44%	10	%(4)

Total Return	4.68	%(4)	10.68%	8.63	%(4)

Net assets, end of period (000’s omitted)	$234,995		$222,854	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.
22

Large-Cap Core Research Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 27.4% and 60.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed since the start of business on November 1, 2009 to December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

23

Large-Cap Core Research Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $748,595.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $70,244,745 and $73,052,027, respectively, for the six months ended June 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,757,649

Gross unrealized appreciation	$37,350,229
Gross unrealized depreciation	(3,121,271)

Net unrealized appreciation	$34,228,958

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements.

24

Large-Cap Core Research Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$23,418,248	$—		$—	$23,418,248
Consumer Staples	25,060,911	—		—	25,060,911
Energy	29,064,125	—		—	29,064,125
Financials	35,649,837	—		—	35,649,837
Health Care	26,271,698	—		—	26,271,698
Industrials	26,317,355	—		—	26,317,355
Information Technology	37,809,550	2,806,332		—	40,615,882
Materials	7,796,430	1,670,185		—	9,466,615
Telecommunication Services	6,956,829	—		—	6,956,829
Utilities	7,694,884	—		—	7,694,884

Total Common Stocks	$226,039,867	$4,476,517	*	$—	$230,516,384

Short-Term Investments	$—	$4,470,223		$—	$4,470,223

Total Investments	$226,039,867	$8,946,740		$—	$234,986,607

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

25

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

26

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in foreign markets. The Board also considered the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

27

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

28

Large-Cap Core Research Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Large-Cap Core Research Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Large-Cap Core Research Portfolio

Charles B. Gaffney President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Core Research Fund and Large-Cap Core Research Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

29

Eaton Vance
Large-Cap Core Research Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser of Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Core Research Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1325-8/11	ERSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: August 23, 2011

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: August 23, 2011